                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07538
                                                     ---------

                          LORD ABBETT SECURITIES TRUST
                          ----------------------------
               (Exact name of registrant as specified in charter)


                  90 Hudson Street, Jersey City, NJ 07302-3973
                  --------------------------------------------
               (Address of principal executive offices) (zip code)


          Christina T. Simmons, Vice President and Assistant Secretary
              90 Hudson Street, Jersey City, New Jersey 07302-3973
              ----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

                         Date of fiscal year end: 10/31
                                                  -----

                       Date of reporting period: 4/30/2003
                                                 ---------

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

                                      2003
                                      SEMI-
                                     ANNUAL
                                       REPORT

    LORD ABBETT

     ALL VALUE FUND

     ALPHA FUND

     INTERNATIONAL FUND


    FOR THE SIX MONTHS ENDED APRIL 30, 2003

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT SECURITIES TRUST SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED APRIL 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Securities Trust's strategies and performance for the period ended April 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

MARKET REVIEW(1)

War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last six months, reaching 6.0% by April. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing real spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we continue to expect adequate consumer spending and a renewed capital spending cycle.

     After a rally in the fourth quarter of 2002, international equity markets continued to be volatile in early 2003. A global rally at the beginning of the year stalled, resulting in a new downtrend that brought several equity markets around the world to new multi-year lows before rallying again in March, as the U.S. invaded Iraq. Oil and gold prices also rose in anticipation of war and then fell back as the war was ended swiftly and successfully. Over the six-month period, Continental Europe was the strongest regional performer, helped by the sharp appreciation of the Euro versus the U.S. Dollar. Among small-cap markets, the U.K. and Japan were the weakest, reversing their formerly strong performance.

LORD ABBETT ALL VALUE FUND

For the six months ended April 30, 2003, Lord Abbett All Value Fund returned 5.8%(2), outperforming the Russell 3000(R)

(Unaudited)
--------------------------------------------------------------------------------

Value Index(3), which returned 5.4% over the same period. Standardized Average Annual Total Returns(4) for 1 year, 5 years and the life of the Fund(5) are -24.65%, 0.58% and 8.41%, respectively as of March 31, 2003.

     During the period, the Fund gained from stock selection in the consumer discretionary sector. Specifically, stocks in the retail sector performed well, as consumer spending forecasts began to increase with the conclusion of the war in Iraq. With geopolitical concerns waning and a subsequent drop in oil prices, higher consumer disposable income has provided retail firms with stronger profit outlooks. In addition, stock selection in the consumer staples sector added to Fund returns, as Fund holdings continued to report solid profits and strong earnings visibility.

     Stock selection within the auto & transportation sector detracted from relative performance for the period, as Fund holdings in the airline industry suffered from increased fears resulting from the war in Iraq and volatile union negotiations. Additionally, within the energy sector, the Fund was hurt by investments in the oilfield services sector, which suffered from reduced demand for drilling services.

LORD ABBETT ALPHA FUND

The Alpha Series uses a "fund of funds" approach, which currently divides assets among the Lord Abbett Developing Growth Fund, Lord Abbett Securities Trust--International Series and Lord Abbett Small-Cap Value Fund. For the six months ended April 30, 2003, Lord Abbett Securities Trust--Alpha Series returned 5.0%(2), underperforming its benchmark, the Citigroup Small Cap World ex-U.S. Index(6), which returned 8.0% for the same period. Standardized Average Annual Total Returns(4) for 1 year, 5 years and the life of the Fund(5) are -29.19%, -7.26% and -7.00%, respectively as of March 31, 2003.

DEVELOPING GROWTH COMPONENT

During the period, the Fund gained from stock selection in the consumer discretionary sector, as retail and apparel holdings benefited from renewed optimism over consumer spending amid a quick conclusion in the war in Iraq. In addition, the Fund benefited from stock selection in the healthcare sector.

     Stock selection within the technology sector was the primary detractor of performance this quarter. Stock selection within materials and processing also detracted from performance, as several of these holdings continue to be adversely affected by a weak manufacturing sector.

INTERNATIONAL COMPONENT

SEE LORD ABBETT INTERNATIONAL FUND.

(Unaudited)
--------------------------------------------------------------------------------

SMALL-CAP VALUE COMPONENT

The largest positive contributor to performance during the quarter was stock selection within the materials & processing sector, where holdings benefited from increased customer demand, new product introductions and favorable domestic drilling activities. In addition, the Fund benefited from holdings in the consumer staple sector, as strong earnings outlooks propelled certain Fund holdings.

     During the period, the Fund was negatively impacted by our stock selection in the technology sector. Stock selection in the healthcare sector also contributed negatively to the Fund's performance, as investors moved away from this defensive sector into more speculative pockets.

LORD ABBETT INTERNATIONAL FUND

For the six months ended April 30, 2003, Lord Abbett International Fund returned 3.0%(2), underperforming the Citigroup Small Cap World ex-U.S. Index(6), which returned 8.0% over the same period. Standardized Average Annual Total Returns(4) for 1 year, 5 years and the life of the Fund(5) are -27.70%, -15.39% and -6.74%, respectively as of March 31, 2003.

     The Fund underperformed its benchmark principally due to stock selection in Japan and Continental Europe. While an underweight in Japan and overweight in Continental Europe added to performance, our healthcare holdings in each region did poorly on the back of disappointing new product news. Holdings in retail stocks across the portfolio also hurt performance, as several faster-growing chains announced sharply slowing sales.

     The strongest performing region in the portfolio was Asia ex-Japan, where our Australian stocks performed strongly, partly due to the appreciation of the Australian dollar relative to the U.S. dollar. Holdings in financial stocks also added to the Fund's return, driven by shares of several general insurers.

(Unaudited)
--------------------------------------------------------------------------------

(1) The views of the Trust's management and the portfolio holdings described in this report are as of April 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six months ended April 30, 2003.

(3) The Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value indices. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(4) Reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.

(5) Inception dates are July 15, 1996 for Lord Abbett All Value Fund, March 18, 1998 for Lord Abbett Alpha Fund and December 13, 1996 for Lord Abbett International Fund.

(6) The Citigroup Small Cap World ex-U.S. Index is a subset of the Global Citigroup Broad Market Index (BMI). The World ex-U.S. composite includes all developed countries except the United States. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment. The Citigroup Global Equity Index System(SM) ("GEIS") and the names of each of the indexes and subindexes which it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Citigroup. Although information has been obtained from sources usually considered reliable. THE DATA AND THE INDEXES ARE PROVIDED "AS IS" AND CITIGROUP DOES NOT GUARANTEE ITS ACCURACY NOR DOES CITIGROUP ACCEPT ANY RESPONSIBILITY TO ANY PARTY FOR THE DATA OR THE INDEXES. CITIGROUP IS NOT UNDERTAKING TO MANAGE MONEY OR ACT AS A FIDUCIARY WITH RESPECT TO ANY ACCOUNT. THE DATA AND THE INDEX ARE PART OF A GENERAL INFORMATION SERVICE AND ARE NOT INTENDED AS AN OFFER OR SOLICITATION WITH RESPECT TO THE PURCHASE OR SALE OF ANY SECURITY.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds please see each Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in a Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Funds are actively managed and, as a result, asset allocations may change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 888-522-2388 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCHEDULE OF INVESTMENTS (UNAUDITED)
ALL VALUE FUND APRIL 30, 2003

                                                                      VALUE
INVESTMENTS                                           SHARES          (000)
---------------------------------------------------------------------------
COMMON STOCKS 91.49%

AGRICULTURE FISHING &
RANCHING 0.79%

Delta & Pine Land Co.                                 95,000   $      2,210
Monsanto Co.                                          63,900          1,112
                                                               ------------
TOTAL                                                                 3,322
                                                               ------------

AIR TRANSPORTATION 1.36%

Alaska Air Group, Inc.*                               50,000            892
AMR Corp.*                                           300,000          1,347
Southwest Airlines Co.                               220,000          3,511
                                                               ------------
TOTAL                                                                 5,750
                                                               ------------

ALUMINUM 1.20%

Alcoa, Inc.                                          220,000          5,045
                                                               ------------

AUTO PARTS: AFTER MARKET 1.29%

Genuine Parts Co.                                    102,400          3,273
Superior Industries
Int'l., Inc.                                          55,000          2,176
                                                               ------------
TOTAL                                                                 5,449
                                                               ------------

AUTO PARTS: ORIGINAL EQUIPMENT 0.79%

American Axle &
Mfg Holdings*                                         75,000          1,869
Borg Warner, Inc.                                     25,000          1,467
                                                               ------------
TOTAL                                                                 3,336
                                                               ------------

BANKS: OUTSIDE NEW YORK CITY 9.15%

Bank of America Corp.                                 65,000          4,813
Bank One Corp.                                        88,800          3,201
Cullen/Frost
Bankers, Inc.                                        130,000          4,263
Doral Financial Corp.                                160,000          6,402
FleetBoston
Financial Corp.                                       46,000          1,220
Mellon Financial Corp.                               205,000          5,422
Wachovia Corp.                                       189,000          7,222
Wells Fargo & Co.                                    124,700          6,018
                                                               ------------
TOTAL                                                                38,561
                                                               ------------

BEVERAGE: SOFT DRINKS 0.86%

PepsiCo, Inc.                                         84,000   $      3,635
                                                               ------------

CHEMICALS 3.90%

E.I. du Pont de
Nemours & Co.                                        155,000          6,592
Eastman Chemical Co.                                  26,600            812
Praxair, Inc.                                        110,000          6,389
Rohm & Haas Co.                                       80,000          2,649
                                                               ------------
TOTAL                                                                16,442
                                                               ------------

COMMUNICATIONS TECHNOLOGY 2.80%

Motorola, Inc.                                       525,000          4,153
Symbol
Technologies, Inc.                                   700,000          7,651
                                                               ------------
TOTAL                                                                11,804
                                                               ------------

COMPUTER SERVICES
SOFTWARE & SYSTEMS 0.40%

Reynolds & Reynolds
Co. Class A                                           58,800          1,694
                                                               ------------

COMPUTER TECHNOLOGY 2.69%

Apple Computer, Inc.*                                405,000          5,751
EMC Corp.*                                           218,100          1,982
Zebra Technologies
Corp. Class A*                                        54,100          3,607
                                                               ------------
TOTAL                                                                11,340
                                                               ------------

CONSUMER PRODUCTS 0.94%

Gillette Co.                                         130,000          3,958
                                                               ------------

CONTAINERS & PACKAGING:
PAPER & PLASTIC 0.60%

Pactiv Corp.*                                        123,000          2,524
                                                               ------------

DIVERSIFIED FINANCIAL SERVICES 4.02%

Citigroup, Inc.                                      248,100          9,738
Merrill Lynch & Co., Inc.                            176,000          7,225
                                                               ------------
TOTAL                                                                16,963
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2003

                                                                      VALUE
INVESTMENTS                                           SHARES          (000)
---------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS 4.20%

Merck & Co., Inc.                                     79,000   $      4,596
Mylan Laboratories, Inc.                             123,000          3,477
Schering-Plough Corp.                                380,900          6,894
Wyeth                                                 63,000          2,743
                                                               ------------
TOTAL                                                                17,710
                                                               ------------

ENTERTAINMENT 3.96%

The Walt Disney Co.                                  535,000          9,983
Viacom, Inc. Class B*                                155,000          6,729
                                                               ------------
TOTAL                                                                16,712
                                                               ------------

FERTILIZERS 0.88%

Potash Corp.
of Saskatchewan(a)                                    60,000          3,693
                                                               ------------

FINANCIAL MISCELLANEOUS 0.76%

MBNA Corp.                                           170,060          3,214
                                                               ------------

FOODS 1.23%

Smithfield Foods, Inc.*                              265,000          5,194
                                                               ------------

FOREST PRODUCTS 0.43%

Georgia-Pacific Corp.                                117,000          1,806
                                                               ------------

GOLD 0.77%

Newmont Mining Corp.                                 120,000          3,242
                                                               ------------

HEALTHCARE FACILITIES 0.46%

Manor Care, Inc.*                                    100,000          1,945
                                                               ------------

HEALTHCARE MANAGEMENT SERVICES 1.52%

Caremark Rx, Inc.*                                   250,000          4,977
Sierra Health
Services, Inc.*                                       85,000          1,411
                                                               ------------
TOTAL                                                                 6,388
                                                               ------------

HOTEL/MOTEL 0.72%

Carnival Corp.                                       110,000          3,035
                                                               ------------
HOUSEHOLD FURNISHINGS 0.33%

Newell Rubbermaid, Inc.                               45,000   $      1,372
                                                               ------------

IDENTIFICATION CONTROL &
FILTER DEVICES 1.38%

Hubbell, Inc. Class B                                135,000          4,334
IDEX Corp.                                            46,000          1,465
                                                               ------------
TOTAL                                                                 5,799
                                                               ------------

INSURANCE: MULTI-LINE 3.16%
American Int'l
Group, Inc.                                           73,200          4,242
Markel Corp.*                                         27,100          6,568
SAFECO Corp.                                          65,000          2,503
                                                               ------------
TOTAL                                                                13,313
                                                               ------------

INSURANCE: PROPERTY-CASUALTY 1.77%

Odyssey Re
Holdings Corp.                                       152,000          3,192
XL Capital Ltd. Class A(a)                            52,000          4,280
                                                               ------------
TOTAL                                                                 7,472
                                                               ------------

INVESTMENT MANAGEMENT
COMPANIES 0.25%

Affiliated Managers
Group, Inc.*                                          22,800          1,056
                                                               ------------

MACHINERY: AGRICULTURAL 1.80%

Deere & Co.                                          172,000          7,573
                                                               ------------

MACHINERY: ENGINES 0.82%

Briggs & Stratton Corp.                               31,000          1,400
Cummins, Inc.                                         76,400          2,071
                                                               ------------
TOTAL                                                                 3,471
                                                               ------------

MACHINERY: INDUSTRIAL/SPECIALTY 1.25%

Illinois Tool Works, Inc.                             82,000          5,246
                                                               ------------

MACHINERY: OIL WELL
EQUIPMENT & SERVICES 1.84%

Baker Hughes, Inc.                                    40,000          1,120

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2003

                                                                      VALUE
INVESTMENTS                                           SHARES          (000)
---------------------------------------------------------------------------
Grant Prideco, Inc.*                                  60,000   $        684
Grey Wolf, Inc.*                                     360,000          1,458
Helmerich & Payne, Inc.                               75,000          1,930
Pride Int'l., Inc.*                                  165,000          2,561
                                                               ------------
TOTAL                                                                 7,753
                                                               ------------

MEDICAL & DENTAL
INSTRUMENTS & SUPPLIES 0.79%

Bausch & Lomb, Inc.                                   30,000          1,055
Boston Scientific Corp.*                              38,400          1,653
ICU Medical, Inc.*                                    20,000            635
                                                               ------------
TOTAL                                                                 3,343
                                                               ------------

METAL FRABRICATING 1.51%

Quanex Corp.                                          80,000          2,301
The Timken Co.                                       230,000          4,071
                                                               ------------
TOTAL                                                                 6,372
                                                               ------------

MILLING: FRUIT AND GRAIN
PROCESSING 0.32%

Archer-Daniels-
Midland Co.                                          120,000          1,330
                                                               ------------

MISCELLANEOUS EQUIPMENT 1.15%

W.W. Grainger, Inc.                                  105,000          4,846
                                                               ------------

MISCELLANEOUS MATERIALS &
PROCESSING 0.20%

Rogers Corp.*                                         25,000            827
                                                               ------------

MULTI-SECTOR COMPANIES 2.66%

3M Co.                                                22,700          2,861
Eaton Corp.                                           80,000          6,566
Tyco Int'l., Ltd.(a)                                 115,000          1,794
                                                               ------------
TOTAL                                                                11,221
                                                               ------------

OFFICE FURNITURE &
BUSINESS EQUIPMENT 1.44%

Xerox Corp.*                                         615,000          6,064
                                                               ------------

OIL: INTEGRATED INTERNATIONAL 3.63%

ChevronTexaco Corp.                                   24,900   $      1,564
Exxon Mobil Corp.                                    390,012         13,728
                                                               ------------
TOTAL                                                                15,292
                                                               ------------

PAPER 2.31%

Int'l. Paper Co.                                     165,064          5,901
Meadwestvaco Corp.                                   163,000          3,845
                                                               ------------
TOTAL                                                                 9,746
                                                               ------------

PRODUCTION TECHNOLOGY
EQUIPMENT 0.61%

Dionex Corp.*                                         46,000          1,583
Teradyne, Inc.*                                       87,000          1,009
                                                               ------------
TOTAL                                                                 2,592
                                                               ------------

PUBLISHING: NEWSPAPERS 1.96%

Gannett Co., Inc.                                     25,000          1,893
Journal Register Co.*                                 84,000          1,488
Tribune Co.                                          100,000          4,898
                                                               ------------
TOTAL                                                                 8,279
                                                               ------------

RADIO & TV BROADCASTERS 1.08%

Clear Channel
Communications, Inc.*                                116,800          4,568
                                                               ------------

RAILROADS 2.93%

CSX Corp.                                            212,000          6,780
Union Pacific Corp.                                   93,700          5,577
                                                               ------------
TOTAL                                                                12,357
                                                               ------------

RESTAURANTS 0.40%

CBRL Group, Inc.                                      53,000          1,690
                                                               ------------

RETAIL 5.46%

Abercrombie & Fitch Co. Class A*                      19,000            625
Barnes & Noble, Inc.*                                 80,000          1,576
Foot Locker, Inc.                                     86,500            951
Genesco, Inc.*                                        85,900          1,289

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2003

                                                                      VALUE
INVESTMENTS                                           SHARES          (000)
---------------------------------------------------------------------------
Limited Brands, Inc.                                 425,000   $      6,179
Pier 1 Imports, Inc.                                  50,000            928
Target Corp.                                         343,300         11,480
                                                               ------------
TOTAL                                                                23,028
                                                               ------------

SAVINGS & LOAN 0.19%

Webster Financial Corp.                               21,000            788
                                                               ------------

SHOES 1.35%

NIKE, Inc. Class B                                   106,000          5,674
                                                               ------------

TOYS 0.56%

Hasbro, Inc.                                         147,500          2,360
                                                               ------------

UTILITIES: CABLE TV & RADIO 1.34%

Comcast Corp. Class A*                               188,000          5,651
                                                               ------------

UTILITIES: ELECTRICAL 0.39%

Ameren Corp.                                          40,000          1,639
                                                               ------------

UTILITIES: TELECOMMUNICATIONS 2.44%

SBC
Communications, Inc.                                 152,000          3,551
Verizon
Communications, Inc.                                 180,000          6,728
                                                               ------------
TOTAL                                                                10,279
                                                               ------------

UTILITIES: WATER 0.45%

Philadelphia
Suburban Corp.                                        84,000          1,903
                                                               ------------
TOTAL COMMON STOCKS
(Cost $376,175,536)                                                 385,666
                                                               ============

                                                   PRINCIAPL
                                                      AMOUNT          VALUE
INVESTMENTS                                            (000)          (000)
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT 7.72%

REPURCHASE AGREEMENT 7.72%

Repurchase Agreement
dated 4/30/2003
1.27% due 5/1/2003
from State Street
Bank & Trust Co.
collateralized by
$33,150,000 of
Federal Home
Loan Bank at 1.625%
due 4/15/2005;
value $33,176,818;
proceeds: $32,524,323
(Cost $32,523,176)                              $     32,523   $     32,523
                                                               ============
TOTAL INVESTMENTS 99.21%
(Cost $408,698,712)                                            $    418,189
                                                               ============

   *   Non-Income Producing Security.
  (a)  Foreign security denominated in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
ALPHA FUND APRIL 30, 2003

                                                                      VALUE
INVESTMENTS                                           SHARES          (000)
---------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 98.04%

Lord Abbett Developing
Growth Fund, Inc.-
Class Y*(a)                                        2,817,688   $     32,178

Lord Abbett Research
Fund, Inc.-Small-Cap
Value Series-Class Y(b)                            1,666,175         32,641

Lord Abbett Securities
Trust-International
Series-Class Y(b)                                  6,344,970         41,242
                                                               ------------
TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(Cost $148,818,594)                                                 106,061
                                                               ============

                                                   PRINCIPAL
                                                      AMOUNT          VALUE
INVESTMENTS                                            (000)          (000)
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.86%

REPURCHASE AGREEMENT 1.86%

Repurchase Agreement
dated 4/30/2003
1.27% due 5/1/2003
from State Street
Bank & Trust Co.
collateralized by
$2,035,000 Federal
Home Loan Mortgage
Corp. at 2.00%
due 1/21/2005;
value $2,056,656;
proceeds: $2,012,191
(Cost $2,012,120)                               $      2,012   $      2,012
                                                               ============
TOTAL INVESTMENTS 99.90%
(Cost $150,830,714)                                            $    108,073
                                                               ============

   *   Non-Income Producing Security.
  (a) Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
  (b)  Fund investment objective is long-term capital appreciation.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
INTERNATIONAL FUND APRIL 30, 2003

                                                                        US$
                                                                      VALUE
INVESTMENTS                                           SHARES          (000)
---------------------------------------------------------------------------
COMMON STOCK 90.25%

AUSTRALIA 9.64%

Amcor Ltd.                                           300,700   $      1,563
Cochlear Ltd.                                         84,270          1,785
Newcrest Mining Ltd.                                 354,900          1,454
QBE Insurance
Group Ltd.^                                          407,500          2,177
Santos Ltd.                                          464,200          1,684
Stockland Trust Group^                               539,600          1,688
                                                               ------------
TOTAL                                                                10,351
                                                               ------------

CANADA 4.59%

Cognos, Inc.*                                         60,500          1,645
Cott Corp.*                                           77,200          1,410
Jean Coutu Group, Inc.^                              178,000          1,874
                                                               ------------
TOTAL                                                                 4,929
                                                               ------------

CHINA 1.07%

People's Food
Holdings Ltd.^                                     1,294,000            641
United Food
Holdings Ltd.                                      2,580,531            509
                                                               ------------
TOTAL                                                                 1,150
                                                               ------------

FRANCE 8.64%

Imerys S.A.^                                          11,800          1,566
IPSOS^                                                30,100          1,545
Neopost S.A.*                                         48,550          1,680
Publicis Groupe^                                      59,300          1,308
SR Teleperformance^                                   74,900          1,145
Zodiac S.A.                                           90,000          2,031
                                                               ------------
TOTAL                                                                 9,275
                                                               ------------

GERMANY 3.46%

Eigner US*~(b)                                       997,900             --(a)
Medion AG^                                            52,200          1,928
Puma AG^                                              18,650          1,790
                                                               ------------
TOTAL                                                                 3,718
                                                               ------------

GREECE 2.16%

Opap                                                 138,200   $      1,262
Vodafone Panafon S.A.                                166,460          1,055
                                                               ------------
TOTAL                                                                 2,317
                                                               ------------

HONG KONG 1.79%

Esprit Holdings Ltd.                                 508,000            996
Smartone
Telecommunications                                   811,000            931
                                                               ------------
TOTAL                                                                 1,927
                                                               ------------

IRELAND 4.70%

Anglo Irish Bank
Corp. plc                                            262,800          1,977
IAWS Group plc                                       197,600          1,599
Irish Life &
Permanent plc                                        127,200          1,476
                                                               ------------
TOTAL                                                                 5,052
                                                               ------------

ITALY 2.82%

Banco Popolare di
Verona e Novara Scrl^                                116,000          1,575
Davide Campari-
Milano S.P.A.^                                        42,300          1,459
                                                               ------------
TOTAL                                                                 3,034
                                                               ------------

JAPAN 19.93%

Alps Electric Co. Ltd.                               135,000          1,457
Cawachi Ltd.                                           8,400            469
Don Quijote Co. Ltd.^                                 17,000          1,544
FamilyMart Co. Ltd.                                   55,445          1,058
Goodwill Group Inc.                                      211            766
Japan Medical
Dynamic Mkt., Inc.^                                   59,500            809
KOSE Corp.                                            67,100          2,127
Matsumotokiyoshi
Co. Ltd.^                                             28,900          1,284
Nitori Co. Ltd.                                       24,700          1,075
Nitto Denko Corp.                                     50,070          1,440
Paramount Bed Co. Ltd.                                75,600          1,277

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL FUND APRIL 30, 2003

                                                                        US$
                                                                      VALUE
INVESTMENTS                                           SHARES          (000)
---------------------------------------------------------------------------
Park24 Co. Ltd.                                       85,057   $      1,373
Q.P. Corp.^                                          189,900          1,529
Seino Transportation
Co. Ltd.^                                            240,600          1,420
Stanley Electronic
Co Ltd.                                              118,700          1,493
Sundrug Co. Ltd.                                       7,300            200
Trend Micro, Inc.*                                    64,300            782
Yahoo Japan Corp.*^                                      116          1,303
                                                               ------------
TOTAL                                                                21,406
                                                               ------------

NETHERLANDS 1.48%

Fugro N.V.                                            39,200          1,590
                                                               ------------

NEW ZEALAND 1.03%

The Warehouse
Group Ltd.^                                          353,000          1,106
                                                               ------------

SINGAPORE 3.00%

Great Eastern
Holdings, Ltd.                                       234,000          1,245
SembCorp Logistics Ltd.                              584,755            590
Venture Corp.                                        166,000          1,384
                                                               ------------
TOTAL                                                                 3,219
                                                               ------------

SOUTH KOREA 1.17%

Shinhan Financial
Group Co. Ltd.                                       127,100          1,255
                                                               ------------

SPAIN 8.66%

Acerinox S.A.^                                        41,100          1,532
Corporacion Mapfre S.A.                              217,600          2,040
Grupo Dragados S.A.                                   56,205          1,074
Grupo Ferrovial S.A.                                  55,200          1,465
Iberia Lineas Aereas de
Espana S.A.                                          903,700          1,583
Prosegur Compania
de Seguridad S.A.                                    124,202          1,608
                                                               ------------
TOTAL                                                                 9,302
                                                               ------------
SWITZERLAND 3.93%

Geberit AG                                             4,815   $      1,516
Logitech Namen*^                                      39,400          1,452
Nobel Biocare
Holdings AG^                                          22,600          1,250
                                                               ------------
TOTAL                                                                 4,218
                                                               ------------

UNITED KINGDOM 12.18%

Aggregate
Industries plc                                     1,169,200          1,439
Cattles plc                                          308,100          1,558
Close Brothers
Group plc                                            175,750          1,482
HIT Entertainment plc                                458,900          1,613
J.D. Wetherspoon plc                                 375,400          1,335
Jardine Lloyd Thompson
Group plc                                            139,700          1,273
Jarvis plc                                           323,160          1,640
Next plc                                              98,500          1,485
William
Morrison Supermarkets                                422,000          1,258
                                                               ------------
TOTAL                                                                13,083
                                                               ------------
TOTAL COMMON STOCKS
(Cost $99,124,418)                                                   96,932
                                                               ============

                                                   PRINCIPAL
                                                      AMOUNT
                                                       (000)
                                                       -----
SHORT-TERM INVESTMENTS 19.47%

COLLATERAL FOR SECURITIES
ON LOAN 18.38%

State Street Navigator
Securities Lending Prime
Portfolio 1.23%(c)                              $     19,738         19,738
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL FUND APRIL 30, 2003

                                                   PRINCIPAL            US$
                                                      AMOUNT          VALUE
INVESTMENTS                                            (000)          (000)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT 1.09%

Repurchase Agreement
dated 4/30/2003
1.27% due 5/1/2003
from State Street
Bank & Trust Co.
collateralized by
$1,200,000 of Federal
Home Loan Bank at 1.30%
due 4/7/2004;
value $1,202,080;
proceeds: $1,176,418                            $      1,176   $      1,176
                                                               ============
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,914,329)                                                   20,914
                                                               ============
TOTAL INVESTMENTS 109.72%
(Cost $120,038,747)                                            $    117,846
                                                               ============

    *  Non-Income Producing Security.
    ^  Security (or a portion of security) on loan See Note 5.
    ~  Fair Valued Security - See Note 2a.
  (a)  Value is less than $1,000.
  (b)  Foreign security denominated in U.S. dollars.
  (c)  Rate shown reflects 7 day yield as of April 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2003

                                                                    ALL VALUE               ALPHA       INTERNATIONAL
                                                                         FUND                FUND                FUND
ASSETS:
  Investment in securities, at cost                          $    408,698,712    $    150,830,714    $    120,038,747
---------------------------------------------------------------------------------------------------------------------
  Investment in securities, at value                         $    418,189,011    $    108,072,798    $    117,846,228
  Cash, at value (cost $8,093,463)                                          -                   -           8,285,447
  Receivables:
    Interest and dividends                                            376,646                  71             290,520
    Investment securities sold                                     33,892,471           2,005,448           3,788,218
    Capital shares sold                                             4,285,815              50,452             880,029
    From Lord, Abbett & Co. LLC                                           208                   -               4,218
    From Underlying Funds (See Note 3)                                      -             404,228                   -
  Prepaid expenses and other assets                                    85,843               3,127               1,292
---------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                    456,829,994         110,536,124         131,095,952
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                                 -                   -          19,737,952
  Payables:
    Investment securities purchased                                34,023,459           2,012,120           2,811,215
    Capital shares reacquired                                         409,755             143,056             511,425
    Management fees                                                   223,712                   -              63,721
    12b-1 distribution fees                                           224,080              68,310             220,984
    Administration fees                                                14,369               9,087               9,322
    Trustees' fees                                                    168,732               5,810              10,824
    To affiliate                                                            -                   -             168,428
  Accrued expenses and other liabilities                              230,150             120,937             152,566
---------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                35,294,257           2,359,320          23,686,437
=====================================================================================================================
NET ASSETS                                                   $    421,535,737    $    108,176,804    $    107,409,515
=====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                              $    415,564,880    $    158,961,138    $    241,924,658
Undistributed (distributions in excess of) net
  investment income                                                  (141,616)            208,352               8,217
Accumulated net realized loss on investments
  and foreign currency related transactions                        (3,377,826)         (8,234,770)       (132,540,297)
Net unrealized appreciation (depreciation) on investments
  and translation of assets and liabilities denominated in
  foreign currencies                                                9,490,299         (42,757,916)         (1,983,063)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $    421,535,737    $    108,176,804    $    107,409,515
=====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                               $    233,584,093    $     49,916,603    $     44,892,334
Class B Shares                                               $     60,263,309    $     34,548,941    $     13,501,779
Class C Shares                                               $    127,007,440    $     23,711,260    $      7,782,328
Class P Shares                                               $        670,033                   -    $            599
Class Y Shares                                               $         10,862                   -    $     41,232,475

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                     27,458,695           4,515,927           7,002,141
Class B Shares                                                      7,241,129           3,194,311           2,151,544
Class C Shares                                                     15,303,311           2,191,964           1,241,314
Class P Shares                                                         79,135                   -              92.854
Class Y Shares                                                       1,277.14                   -           6,346,206

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                               $           8.51    $          11.05    $           6.41
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)               $           9.03    $          11.72    $           6.80
Class B Shares-Net asset value                               $           8.32    $          10.82    $           6.28
Class C Shares-Net asset value                               $           8.30    $          10.82    $           6.27
Class P Shares-Net asset value                               $           8.47                   -    $           6.45
Class Y Shares-Net asset value                               $           8.50                   -    $           6.50
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended April 30, 2003

                                                                    ALL VALUE               ALPHA       INTERNATIONAL
                                                                         FUND                FUND                FUND
INVESTMENT INCOME:
Dividends                                                    $      3,030,532    $        572,817    $      1,051,314
Interest and other                                                    125,837              12,540             526,105
Securities lending                                                          -                   -             107,668
Foreign withholding tax                                                (8,341)                  -            (105,726)
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             3,148,028             585,357           1,579,361
---------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                     1,283,293             269,235             393,821
12b-1 distribution plan-Class A                                       342,890              91,024              83,557
12b-1 distribution plan-Class B                                       253,353             169,189              64,136
12b-1 distribution plan-Class C                                       569,720             116,792              37,155
12b-1 distribution plan-Class P                                         1,083                   -                   2
Shareholder servicing                                                 382,828             244,134             292,549
Market data                                                             1,221                 379               5,390
Professional                                                           42,206              19,415              22,928
Reports to shareholders                                                44,796              13,500              14,143
Fund accounting                                                         7,644               7,644               7,644
Fund administration                                                    47,501              14,528              14,447
Custody                                                                10,675               1,915              28,828
Trustees' fees                                                          4,793               2,496               2,720
Registration                                                           37,961              34,903              23,589
Organization                                                                -               4,329                   -
Subsidy (see Note 3)                                                        -                   -             150,453
Other                                                                  93,200              24,977              57,312
---------------------------------------------------------------------------------------------------------------------
Gross expenses                                                      3,123,164           1,014,460           1,198,674
  Expense reductions                                                   (3,120)               (986)               (901)
  Management fee waived                                                     -            (269,235)                  -
  Expenses assumed by Underlying Funds                                      -            (367,234)                  -
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        3,120,044             377,005           1,197,773
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  27,984             208,352             381,588
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Capital gains received from Underlying Funds                                -           2,224,496                   -
Net realized loss on investments and foreign
  currency related transactions                                    (2,220,009)        (10,456,100)         (8,164,365)
Net change in unrealized appreciation/depreciation
  on investments and translation of assets and
  liabilities denominated in foreign currencies                    24,225,264          12,807,783          10,679,429
=====================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                   22,005,255           4,576,179           2,515,064
=====================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $     22,033,239    $      4,784,531    $      2,896,652
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended April 30, 2003

                                                                    ALL VALUE               ALPHA       INTERNATIONAL
INCREASE (DECREASE) IN NET ASSETS                                        FUND                FUND                FUND
OPERATIONS:
Net investment income                                        $         27,984    $        208,352    $        381,588
Capital gains received from Underlying Funds                                -           2,224,496                   -
Net realized loss on investment and foreign
  currency related transactions                                    (2,220,009)        (10,456,100)         (8,164,365)
Net change in unrealized appreciation/depreciation
  on investments and translation of assets and
  liabilities denominated in foreign currencies                    24,225,264          12,807,783          10,679,429
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               22,033,239           4,784,531           2,896,652
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                   -                   -            (382,449)
  Class B                                                                   -                   -             (12,252)
  Class C                                                                   -                   -             (48,713)
  Class P                                                                   -                   -                  (4)
  Class Y                                                                   -                   -            (572,916)

Net realized gain
  Class A                                                          (4,249,947)           (455,055)                  -
  Class B                                                          (1,080,058)           (307,754)                  -
  Class C                                                          (2,554,556)           (213,342)                  -
  Class P                                                              (8,336)                  -                   -
  Class Y                                                                   -                   -                   -
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (7,892,897)           (976,151)         (1,016,334)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  98,613,676          10,460,049          27,660,510
Reinvestment of distributions                                       6,853,029             793,168             996,745
Cost of shares reacquired                                         (47,612,706)        (20,356,669)        (34,849,352)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                  57,853,999          (9,103,452)         (6,192,097)
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                              71,994,341          (5,295,072)         (4,311,779)
=====================================================================================================================
NET ASSETS:

Beginning of period                                               349,541,396         113,471,876         111,721,294
---------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                $    421,535,737    $    108,176,804    $    107,409,515
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                      $       (141,616)   $        208,352    $          8,217
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2002

                                                                    ALL VALUE               ALPHA       INTERNATIONAL
INCREASE (DECREASE) IN NET ASSETS                                        FUND                FUND                FUND
OPERATIONS:
Net investment income (loss)                                 $       (401,829)   $       (972,906)   $        659,700
Capital gains received from Underlying Funds                                -           2,542,308                   -
Net realized gain (loss) on investment transactions
  and foreign currency related transactions                         6,735,080          (1,388,205)        (37,731,158)
Net change in unrealized appreciation/depreciation on
  investments and translation of assets and liabilities
  denominated in foreign currencies                               (40,555,786)        (19,816,047)         10,796,886
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              (34,222,535)        (19,634,850)        (26,274,572)
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                            (385,009)                  -                   -
  Class P                                                                  (4)                  -                   -
Net realized gain
  Class A                                                         (15,776,939)         (3,180,149)                  -
  Class B                                                          (3,836,088)         (2,286,945)                  -
  Class C                                                         (10,890,143)         (1,598,309)                  -
  Class P                                                                 (86)                  -                   -
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (30,888,269)         (7,065,403)                  -
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                 139,953,179          24,517,901         114,711,502
Reinvestment of distributions                                      27,031,403           5,468,702                   -
Cost of shares reacquired                                         (70,226,400)        (46,371,528)       (137,676,731)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                        96,758,182         (16,384,925)        (22,965,229)
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                              31,647,378         (43,085,178)        (49,239,801)
=====================================================================================================================
NET ASSETS:
Beginning of year                                                 317,894,018         156,557,054         160,961,095
---------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                  $    349,541,396    $    113,471,876    $    111,721,294
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                      $       (169,600)                  -    $        642,963
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ALL VALUE FUND

                                        SIX MONTHS
                                           ENDED                                  YEAR ENDED 10/31
                                         4/30/2003      --------------------------------------------------------------------
                                        (UNAUDITED)       2002           2001           2000           1999          1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    8.22     $    9.83      $   11.53      $   10.87      $    9.15     $    8.79
                                          =========     =========      =========      =========      =========     =========
Investment operations
  Net investment income                         .01(a)        .01(a)         .04(a)         .05(a)         .04(a)        .06
  Net realized and
    unrealized gain (loss)                      .46          (.67)          (.83)          1.17           2.06           .93
                                          ---------     ---------      ---------      ---------      ---------     ---------
    Total from investment
       operations                               .47          (.66)          (.79)          1.22           2.10           .99
                                          ---------     ---------      ---------      ---------      ---------     ---------

Distributions to shareholders from:
  Net investment income                           -          (.02)          (.03)             -           (.05)         (.04)
  Net realized gain                            (.18)         (.93)          (.88)          (.56)          (.33)         (.59)
                                          ---------     ---------      ---------      ---------      ---------     ---------
    Total distributions                        (.18)         (.95)          (.91)          (.56)          (.38)         (.63)
                                          ---------     ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD            $    8.51     $    8.22      $    9.83      $   11.53      $   10.87     $    9.15
                                          =========     =========      =========      =========      =========     =========

Total Return(b)                                5.81%(d)     (7.95)%        (7.26)%        11.44%         23.77%        11.97%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                  .70%(d)      1.42%          1.42%          1.35%          1.30%         1.22%
  Expenses, excluding expense
    reductions                                  .70%(d)      1.42%          1.43%          1.36%          1.30%         1.22%
  Net investment income                         .16%(d)       .13%           .40%           .48%           .36%          .88%

                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED 10/31
                                         4/30/2003      --------------------------------------------------------------------
SUPPLEMENTAL DATA:                      (UNAUDITED)       2002           2001           2000           1999          1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                          $ 233,584     $ 189,698      $ 166,406      $ 136,038      $ 102,329     $  72,863
  Portfolio turnover rate                     22.95%        79.39%        103.11%         65.06%         37.68%        45.83%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED 10/31
                                         4/30/2003      --------------------------------------------------------------------
                                        (UNAUDITED)       2002           2001           2000           1999          1998
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    8.07     $    9.70      $   11.42      $   10.85      $    9.13     $    8.80
                                          =========     =========      =========      =========      =========     =========
Investment operations
  Net investment income (loss)                 (.01)(a)      (.04)(a)       (.03)(a)       (.02)(a)       (.04)(a)         -(e)
  Net realized and
    unrealized gain (loss)                      .44          (.66)          (.81)          1.15           2.10           .92
                                          ---------     ---------      ---------      ---------      ---------     ---------
    Total from investment
      operations                                .43          (.70)          (.84)          1.13           2.06           .92
                                          ---------     ---------      ---------      ---------      ---------     ---------

Distributions to shareholders from:
  Net investment income                           -             -              -(e)           -           (.01)            -
  Net realized gain                            (.18)         (.93)          (.88)          (.56)          (.33)         (.59)
                                          ---------     ---------      ---------      ---------      ---------     ---------
    Total distributions                        (.18)         (.93)          (.88)          (.56)          (.34)         (.59)
                                          ---------     ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD            $    8.32     $    8.07      $    9.70      $   11.42      $   10.85     $    9.13
                                          =========     =========      =========      =========      =========     =========

Total Return(b)                                5.41%(d)     (8.51)%        (7.86)%        10.80%         23.17%        11.17%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                 1.03%(d)      2.03%          2.03%          2.00%          1.98%         1.98%
  Expenses, excluding expense
    reductions                                 1.03%(d)      2.03%          2.04%          2.01%          1.98%         1.98%
  Net investment income (loss)                 (.17)%(d)     (.48)%         (.27)%         (.17)%         (.38)%         .09%

                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED 10/31
                                         4/30/2003      --------------------------------------------------------------------
SUPPLEMENTAL DATA:                      (UNAUDITED)       2002           2001           2000           1999          1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                          $  60,263     $  47,423      $  39,188      $  17,453      $   9,739     $   3,404
  Portfolio turnover rate                     22.95%        79.39%        103.11%         65.06%         37.68%        45.83%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED 10/31
                                         4/30/2003      --------------------------------------------------------------------
                                        (UNAUDITED)       2002           2001           2000           1999          1998
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    8.05     $    9.67      $   11.38      $   10.81      $    9.11     $    8.80
                                          =========     =========      =========      =========      =========     =========
Investment operations
  Net investment income (loss)                 (.01)(a)      (.03)(a)       (.01)(a)       (.02)(a)       (.03)(a)       .01
  Net realized and
    unrealized gain (loss)                      .44          (.66)          (.82)          1.15           2.07           .89
                                          ---------     ---------      ---------      ---------      ---------     ---------
    Total from investment
      operations                                .43          (.69)          (.83)          1.13           2.04           .90
                                          ---------     ---------      ---------      ---------      ---------     ---------
Distributions to shareholders from:
  Net investment income                           -             -              -(e)           -           (.01)            -
  Net realized gain                            (.18)         (.93)          (.88)          (.56)          (.33)         (.59)
                                          ---------     ---------      ---------      ---------      ---------     ---------
    Total distributions                        (.18)         (.93)          (.88)          (.56)          (.34)         (.59)
                                          ---------     ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD            $    8.30     $    8.05      $    9.67      $   11.38      $   10.81     $    9.11
                                          =========     =========      =========      =========      =========     =========

Total Return(b)                                5.43%(d)     (8.42)%        (7.70)%        10.74%         23.00%        10.94%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                 1.03%(d)      1.89%          1.98%          2.00%          1.98%         1.98%
  Expenses, excluding expense
    reductions                                 1.03%(d)      1.89%          1.99%          2.01%          1.98%         1.98%
  Net investment income (loss)                 (.17)%(d)     (.34)%         (.14)%         (.17)%         (.31)%         .12%

                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED 10/31
                                         4/30/2003      --------------------------------------------------------------------
SUPPLEMENTAL DATA:                      (UNAUDITED)       2002           2001           2000           1999          1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                          $ 127,008     $ 112,052      $ 112,299      $ 112,776      $ 104,984     $  89,637
  Portfolio turnover rate                     22.95%        79.39%        103.11%         65.06%         37.68%        45.83%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                           SIX MONTHS
                                              ENDED                          8/15/2001(c)
                                            4/30/2003       YEAR ENDED            TO
                                           (UNAUDITED)      10/31/2002        10/31/2001
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      8.19     $      9.83       $      10.85
                                           ===========     ===========       ============
Investment operations
  Net investment income (loss)                     .01(a)            -(a)(e)            -(a)(e)
  Net realized and
    unrealized gain (loss)                         .45            (.66)             (1.02)
                                           -----------     -----------       ------------

    Total from investment operations               .46            (.66)             (1.02)
                                           -----------     -----------       ------------
Distributions to shareholders from:
  Net investment income                              -            (.05)                 -
  Net realized gain                               (.18)           (.93)                 -
                                           -----------     -----------       ------------

    Total distributions                           (.18)           (.98)                 -
                                           -----------     -----------       ------------
NET ASSET VALUE, END OF PERIOD             $      8.47     $      8.19       $       9.83
                                           ===========     ===========       ============
Total Return(b)                                   5.71%(d)       (8.04)%            (9.40)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions           .75%(d)        1.48%               .31%(d)
  Expenses, excluding expense reductions           .75%(d)        1.48%               .31%(d)
  Net investment income (loss)                     .11%(d)         .07%              (.01)%(d)

                                           SIX MONTHS
                                              ENDED                          8/15/2001(c)
                                            4/30/2003       YEAR ENDED            TO
SUPPLEMENTAL DATA:                         (UNAUDITED)      10/31/2002        10/31/2001
-----------------------------------------------------------------------------------------
  Net assets, end of period (000)          $       670     $       368       $          1
  Portfolio turnover rate                        22.95%          79.39%            103.11%
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                                             3/31/2003(c)
                                                                                 TO
                                                                              4/30/2003
                                                                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                         $      7.83
                                                                             ===========
Investment operations
  Net investment income                                                                -(a)
  Net realized and unrealized gain                                                   .67
                                                                             -----------
    Total from investment operations                                                 .67
                                                                             -----------
Distributions to shareholders from:
  Net investment income                                                                -
  Net realized gain                                                                    -
                                                                             -----------
    Total distributions                                                                -
                                                                             -----------
NET ASSET VALUE, END OF PERIOD                                               $      8.50
                                                                             -----------

Total Return(b)                                                                     8.56%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                             .09%(d)
  Expenses, excluding expense reductions                                             .11%(d)
  Net investment income                                                              .06%(d)

                                                                             3/31/2003(c)
                                                                                  TO
                                                                              4/30/2003
SUPPLEMENTAL DATA:                                                           (UNAUDITED)
----------------------------------------------------------------------------------------
  Net assets, end of period (000)                                            $        11
  Portfolio turnover rate                                                          22.95%
========================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ALPHA FUND

                                         SIX MONTHS
                                            ENDED                         YEAR ENDED 10/31                       12/29/1997(c)
                                          4/30/2003     ------------------------------------------------------        TO
                                         (UNAUDITED)      2002           2001           2000           1999       10/31/1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $   10.62     $   12.96      $   17.46      $   15.21      $   12.91     $   13.52
                                          =========     =========      =========      =========      =========     =========
Investment operations
  Net investment income (loss)                  .04(a)       (.05)(a)       (.05)(a)       (.03)(a)        .07(a)       (.03)(a)
  Net realized and
    unrealized gain (loss)                      .48         (1.70)         (3.82)          2.60           2.23          (.58)
                                          ---------     ---------      ---------      ---------      ---------     ---------
    Total from investment
      operations                                .52         (1.75)         (3.87)          2.57           2.30          (.61)
                                          ---------     ---------      ---------      ---------      ---------     ---------

Distributions to shareholders from:
  Net investment income                           -             -           (.30)          (.21)             -             -
  Net realized gain                            (.09)         (.59)          (.33)          (.11)             -             -
                                          ---------     ---------      ---------      ---------      ---------     ---------
    Total distributions                        (.09)         (.59)          (.63)          (.32)             -             -
                                          ---------     ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD            $   11.05     $   10.62      $   12.96      $   17.46      $   15.21     $   12.91
                                          =========     =========      =========      =========      =========     =========
Total Return(b)                                4.96%(d)    (14.41)%       (22.67)%        17.10%         17.82%        (4.51)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                  .18%(d)       .37%           .36%           .40%           .33%          .21%(d)
  Expenses, excluding expense
    reductions                                  .77%(d)      1.37%          1.34%          1.33%           .83%          .63%(d)
  Net investment income (loss)                  .36%(d)      (.34)%         (.32)%         (.16)%          .15%         (.18)%(d)

                                         SIX MONTHS
                                            ENDED                         YEAR ENDED 10/31                       12/29/1997(c)
                                          4/30/2003     ------------------------------------------------------        TO
 SUPPLEMENTAL DATA:                      (UNAUDITED)      2002           2001           2000           1999       10/31/1998
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                          $  49,917     $  53,121      $  70,785      $  96,652      $  75,136     $    49,587
  Portfolio turnover rate                      2.62%         1.75%         15.34%          1.54%          1.67%            .01%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA FUND

                                        SIX MONTHS
                                           ENDED                          YEAR ENDED 10/31                        12/29/1997(c)
                                         4/30/2003      ------------------------------------------------------         TO
                                        (UNAUDITED)       2002           2001           2000           1999        10/31/1998
PER SHARE OPERATING PERFORMANCE (CLASS
  B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $   10.43       $   12.81      $   17.27      $   15.05      $   12.85     $   13.52
                                        =========       =========      =========      =========      =========     =========
Investment operations
  Net investment income (loss)                  -(a)(e)      (.12)(a)       (.14)(a)       (.13)(a)       (.03)(a)      (.11)(a)
  Net realized and
    unrealized gain (loss)                    .48           (1.67)         (3.79)          2.58           2.23          (.56)
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total from investment
      operations                              .48           (1.79)         (3.93)          2.45           2.20          (.67)
                                        ---------       ---------      ---------      ---------      ---------     ---------
Distributions to shareholders from:
  Net investment income                         -               -           (.20)          (.12)             -             -
  Net realized gain                          (.09)           (.59)          (.33)          (.11)             -             -
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total distributions                      (.09)           (.59)          (.53)          (.23)             -             -
                                        ---------       ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD          $   10.82       $   10.43      $   12.81      $   17.27      $   15.05     $   12.85
                                        =========       =========      =========      =========      =========     =========
Total Return(b)                              4.66%(d)      (14.91)%       (23.21)%        16.40%         17.12%        (4.96)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .50%(d)        1.00%          1.00%          1.00%          1.00%          .83%(d)
  Expenses, excluding expense
    reductions                               1.09%(d)        2.00%          1.98%          1.93%          1.50%         1.26%(d)
  Net investment income (loss)                .04%(d)        (.97)%         (.96)%         (.75)%         (.83)%        (.81)%(d)

                                       SIX MONTHS
                                          ENDED                           YEAR ENDED 10/31                       12/29/1997(c)
                                        4/30/2003       ------------------------------------------------------        TO
SUPPLEMENTAL DATA:                     (UNAUDITED)        2002           2001           2000           1999       10/31/1998
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                        $  34,549       $  35,661      $  50,377      $  70,300      $  52,280     $   36,202
  Portfolio turnover rate                    2.62%           1.75%         15.34%          1.54%          1.67%           .01%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA FUND

                                        SIX MONTHS
                                           ENDED                           YEAR ENDED 10/31                       12/29/1997(c)
                                         4/30/2003      ------------------------------------------------------        TO
                                        (UNAUDITED)        2002           2001           2000           1999       10/31/1998
PER SHARE OPERATING PERFORMANCE (CLASS
  C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $   10.43       $   12.80      $   17.25      $   15.04      $   12.86     $   13.52
                                        =========       =========      =========      =========      =========     =========
Investment operations
  Net investment income (loss)                  -(a)         (.10)(a)       (.14)(a)       (.12)(a)       (.04)(a)      (.11)(a)
  Net realized and
    unrealized gain (loss)                    .48           (1.68)         (3.78)          2.56           2.22          (.55)
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total from investment
      operations                              .48           (1.78)         (3.92)          2.44           2.18          (.66)
                                        ---------       ---------      ---------      ---------      ---------     ---------

Distributions to shareholders from:
  Net investment income                         -               -           (.20)          (.12)             -             -
  Net realized gain                          (.09)           (.59)          (.33)          (.11)             -             -
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total distributions                      (.09)           (.59)          (.53)          (.23)             -             -
                                        ---------       ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD          $   10.82       $   10.43      $   12.80      $   17.25      $   15.04     $   12.86
                                        =========       =========      =========      =========      =========     =========
Total Return(b)                              4.66%(d)      (14.77)%       (23.25)%        16.34%         16.95%        (4.88)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .50%(d)         .89%          1.00%          1.00%          1.00%          .82%(d)
  Expenses, excluding expense
    reductions                               1.09%(d)        1.89%          1.98%          1.93%          1.50%         1.24%(d)
  Net investment income (loss)                .04%(d)        (.86)%         (.97)%         (.70)%         (.84)%        (.82)%(d)

                                       SIX MONTHS
                                          ENDED                           YEAR ENDED 10/31                       12/29/1997(c)
                                        4/30/2003       ------------------------------------------------------        TO
SUPPLEMENTAL DATA:                     (UNAUDITED)        2002           2001           2000           1999       10/31/1998
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                        $  23,711       $  24,690      $  35,395      $  44,977      $  34,667     $   20,490
  Portfolio turnover rate                    2.62%           1.75%         15.34%          1.54%          1.67%           .01%
=============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INTERNATIONAL FUND

                                        SIX MONTHS
                                           ENDED                                   YEAR ENDED 10/31
                                         4/30/2003      --------------------------------------------------------------------
                                        (UNAUDITED)        2002           2001           2000           1999        1998
PER SHARE OPERATING PERFORMANCE (CLASS
  A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $    6.29       $    7.78      $   14.48      $   13.90      $   12.39     $   10.86
                                        =========       =========      =========      =========      =========     =========
Investment operations
  Net investment income (loss)                .02(a)          .03(a)        (.06)(a)       (.08)(a)        .07(a)        .11(a)
  Net realized and
    unrealized gain (loss)                    .15           (1.52)         (6.56)          1.54           1.55          1.45
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total from investment
      operations                              .17           (1.49)         (6.62)          1.46           1.62          1.56
                                        ---------       ---------      ---------      ---------      ---------     ---------

Distributions to shareholders from:
  Net investment income                      (.05)              -              -           (.06)          (.09)         (.03)
  Net realized gain                             -               -           (.08)          (.82)          (.02)            -
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total distributions                      (.05)              -           (.08)          (.88)          (.11)         (.03)
                                        ---------       ---------      ---------      ---------      ---------     ---------

NET ASSET VALUE, END OF PERIOD          $    6.41       $    6.29      $    7.78      $   14.48      $   13.90     $   12.39
                                        =========       =========      =========      =========      =========     =========
Total Return(b)                              2.95%(d)      (19.16)%       (45.92)%        10.97%         13.16%        14.36%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.15%(d)        1.89%          2.07%          1.80%          1.51%         1.31%
  Expenses, excluding expense
    reductions                               1.15%(d)        1.89%          2.08%          1.80%          1.51%         1.31%
  Net investment income (loss)                .31%(d)         .50%          (.55)%         (.53)%          .52%          .80%

                                       SIX MONTHS
                                          ENDED                                   YEAR ENDED 10/31
                                        4/30/2003       --------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2002           2001           2000           1999          1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
     period (000)                       $  44,892       $  44,975      $  71,591      $ 135,701      $ 104,885     $  80,606
  Portfolio turnover rate                   30.52%          82.38%         65.26%         35.14%         75.15%        20.52%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL FUND

                                       SIX MONTHS
                                          ENDED                                  YEAR ENDED 10/31
                                        4/30/2003       --------------------------------------------------------------------
                                       (UNAUDITED)        2002           2001           2000           1999          1998
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $    6.13       $    7.65      $   14.31      $   13.75      $   12.28     $   10.83
                                        =========       =========      =========      =========      =========     =========
Investment operations
  Net investment income (loss)                  -(a)(e)      (.02)(a)       (.11)(a)       (.17)(a)       (.02)(a)       .02(a)
  Net realized and
    unrealized gain (loss)                    .16           (1.50)         (6.47)          1.55           1.53          1.43
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total from investment
      operations                              .16           (1.52)         (6.58)          1.38           1.51          1.45
                                        ---------       ---------      ---------      ---------      ---------     ---------
Distributions to shareholders from:
  Net investment income                      (.01)              -              -              -(e)        (.02)            -
  Net realized gain                             -               -           (.08)          (.82)          (.02)            -
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total distributions                      (.01)              -           (.08)          (.82)          (.04)            -
                                        ---------       ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD          $    6.28       $    6.13      $    7.65      $   14.31      $   13.75     $   12.28
                                        =========       =========      =========      =========      =========     =========

Total Return(b)                              2.54%(d)      (19.87)%       (46.19)%        10.42%         12.31%        13.39%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.46%(d)        2.69%          2.59%          2.35%          2.19%         2.03%
  Expenses, excluding expense
    reductions                               1.46%(d)        2.69%          2.60%          2.36%          2.19%         2.03%
  Net investment income (loss)                .00%(d)(f)     (.30)%        (1.07)%        (1.09)%         (.16)%         .18%

                                       SIX MONTHS
                                          ENDED                                   YEAR ENDED 10/31
                                        4/30/2003       --------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2002           2001           2000           1999          1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                        $  13,502       $  13,174      $  17,743      $  33,124      $  22,928     $  15,933
  Portfolio turnover rate                   30.52%          82.38%         65.26%         35.14%         75.15%        20.52%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL FUND

                                        SIX MONTHS
                                           ENDED                                  YEAR ENDED 10/31
                                         4/30/2003      --------------------------------------------------------------------
                                        (UNAUDITED)      2002             2001           2000           1999          1998
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $    6.12       $    7.61       $   14.30     $   13.75      $   12.28     $   10.83
                                        =========       =========       =========     =========      =========     =========
Investment operations
  Net investment income (loss)                .03(a)            -(a)(e)      (.13)(a)      (.17)(a)       (.02)(a)       .02(a)
  Net realized and
    unrealized gain (loss)                    .16           (1.49)          (6.48)         1.54           1.53          1.43
                                        ---------       ---------       ---------     ---------      ---------     ---------
    Total from investment
      operations                              .19           (1.49)          (6.61)         1.37           1.51          1.45
                                        ---------       ---------       ---------     ---------      ---------     ---------

Distributions to shareholders from:
  Net investment income                      (.04)              -               -             -(e)        (.02)            -
  Net realized gain                             -               -            (.08)         (.82)          (.02)            -
                                        ---------       ---------       ---------     ---------      ---------     ---------
    Total distributions                      (.04)              -            (.08)         (.82)          (.04)            -
                                        ---------       ---------       ---------     ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD          $    6.27       $    6.12       $    7.61     $   14.30      $   13.75     $   12.28
                                        =========       =========       =========     =========      =========     =========
Total Return(b)                              3.10%(d)      (19.58)%        (46.43)%       10.35%         12.31%        13.39%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.46%(d)        2.36%           2.83%         2.35%          2.19%         2.05%
  Expenses, excluding expense
    reductions                               1.46%(d)        2.36%           2.84%         2.36%          2.19%         2.05%
  Net investment income (loss)                .56%(d)         .03%          (1.32)%       (1.10)%         (.15)%         .12%

                                         SIX MONTHS
                                            ENDED                                 YEAR ENDED 10/31
                                          4/30/2003     --------------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)      2002           2001           2000           1999          1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                        $   7,782       $   7,823      $  11,399      $  25,546      $  20,111     $  13,723
  Portfolio turnover rate                   30.52%          82.38%         65.26%         35.14%         75.15%        20.52%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL FUND

                                             SIX MONTHS
                                                ENDED                    YEAR ENDED 10/31              3/9/1999(c)
                                              4/30/2003       ------------------------------------         TO
                                             (UNAUDITED)        2002          2001          2000       10/31/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                          $   6.31       $   7.82      $  14.51      $  13.91      $  12.70
                                               ========       ========      ========      ========      ========
Investment operations
  Net investment income (loss)                      .03(a)         .03(a)       (.06)(a)      (.08)(a)       .08(a)
  Net realized and
    unrealized gain (loss)                          .15          (1.54)        (6.55)         1.55          1.13
                                               --------       --------      --------      --------      --------
    Total from investment
      operations                                    .18          (1.51)        (6.61)         1.47          1.21
                                               --------       --------      --------      --------      --------

Distributions to shareholders from:
  Net investment income                            (.04)             -             -          (.05)            -
  Net realized gain                                   -              -          (.08)         (.82)            -
                                               --------       --------      --------      --------      --------
    Total distributions                            (.04)             -          (.08)         (.87)            -
                                               --------       --------      --------      --------      --------

NET ASSET VALUE, END OF PERIOD                 $   6.45       $   6.31      $   7.82      $  14.51      $  13.91
                                               ========       ========      ========      ========      ========
Total Return(b)                                    2.94%(d)     (19.31)%      (45.75)%       11.03%         9.53%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     1.18%(d)       2.14%         2.04%         1.80%          .98%(d)
  Expenses, excluding expense
    reductions                                     1.18%(d)       2.14%         2.05%         1.80%          .98%(d)
  Net investment income (loss)                      .28%(d)        .25%         (.55)%        (.51)%         .60%(d)

                                             SIX MONTHS
                                                ENDED                  YEAR ENDED 10/31               3/9/1999(c)
                                              4/30/2003       ------------------------------------        TO
SUPPLEMENTAL DATA:                           (UNAUDITED)        2002          2001          2000      10/31/1999
----------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                               $      1       $      1      $      1      $      1      $      1
  Portfolio turnover rate                         30.52%         82.38%        65.26%        35.14%        75.15%
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL FUND

                                         SIX MONTHS
                                            ENDED                         YEAR ENDED 10/31                       12/29/1997(c)
                                          4/30/2003     ------------------------------------------------------        TO
                                         (UNAUDITED)      2002           2001           2000           1999       10/31/1998
PER SHARE OPERATING PERFORMANCE
 (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $    6.39       $    7.90      $   14.61      $   14.00      $   12.41     $   11.28
                                        =========       =========      =========      =========      =========     =========
Investment operations
  Net investment income (loss)                .03(a)          .06(a)        (.01)(a)       (.01)(a)        .12(a)        .15(a)
  Net realized and
    unrealized gain (loss)                    .16           (1.57)         (6.62)          1.54           1.56           .98
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total from investment
      operations                              .19           (1.51)         (6.63)          1.53           1.68          1.13
                                        ---------       ---------      ---------      ---------      ---------     ---------

Distributions to shareholders from:
  Net investment income                      (.08)              -              -           (.10)          (.07)            -
  Net realized gain                             -               -           (.08)          (.82)          (.02)            -
                                        ---------       ---------      ---------      ---------      ---------     ---------
    Total distributions                      (.08)              -           (.08)          (.92)          (.09)            -
                                        ---------       ---------      ---------      ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD          $    6.50       $    6.39      $    7.90      $   14.61      $   14.00     $   12.41
                                        =========       =========      =========      =========      =========     =========

Total Return(b)                              3.04%(d)      (19.11)%       (45.58)%        11.45%         13.65%        10.02%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .96%(d)        1.69%          1.59%          1.35%          1.20%          .84%(d)
  Expenses, excluding expense
    reductions                                .96%(d)        1.69%          1.60%          1.37%          1.20%          .84%(d)
  Net investment income (loss)                .50%(d)         .70%          (.06)%         (.09)%          .86%         1.11%(d)

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED 10/31                    12/29/1997(c)
                                          4/30/2003     ------------------------------------------------------       TO
SUPPLEMENTAL DATA:                       (UNAUDITED)        2002           2001           2000           1999    10/31/1998
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                        $  41,233       $  45,748      $  60,227      $  79,833      $  64,810     $   42,770
  Portfolio turnover rate                   30.52%          82.38%         65.26%         35.14%         75.15%         20.52%
=============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Amount is less than $.01.
(f)  Amount is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of five funds. This report covers the following three funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Fund ("All Value Fund"), Class A, B, C, P and Y shares; Lord Abbett Alpha Series ("Alpha Fund"), Class A, B and C shares; and Lord Abbett International Series ("International Fund"), Class A, B, C, P and Y shares.

All Value Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. Alpha Fund and International Fund's investment objective is long-term capital appreciation. Alpha Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B and C shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) ORGANIZATION EXPENSES-Organization expenses incurred prior to November 1, 1999 are amortized evenly over a period of five years.

(f) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the funds within the Trust on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(g) FOREIGN TRANSACTIONS-The books and records of International Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain
     (loss) on investments and foreign currency related transactions on the Statements of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(h) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-International Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions. At April 30, 2003, there are no forward foreign currency exchange contracts outstanding.

(i) REPURCHASE AGREEMENT-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

                                                    MANAGEMENT         VOLUNTARY
                                                          FEES            WAIVER
--------------------------------------------------------------------------------
All Value Fund                                             .70%(1)             -
Alpha Fund                                                 .50%              .50%
International Fund                                         .75%                -

(1) The management fee for All Value Fund is based on average daily net assets at the following annual rates:

----------------------------------
First $200 million            .75%
Next $300 million             .65%
Over $500 million             .50%

For the six months ended April 30, 2003, Lord Abbett voluntarily waived its management fees for Alpha Fund.

Alpha Fund has entered into a Servicing Agreement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management, distribution and service fees) of Alpha Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Fund.

Lord Abbett may stop waiving all or a portion of its management fee at any time.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying Fund Accounting expenses that were previously charged to the Funds.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C       CLASS P(3)
--------------------------------------------------------------------------------
Service                   .25%             .25%            .25%             .20%
Distribution              .10%(1)(2)       .75%            .75%             .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, until January 1, 2003, each Fund paid an incremental marketing expense of approximately .03% of the average daily net assets of Class A.

(3)  All Value Fund and International Fund only.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the six months ended April 30, 2003:

                                                      DISTRIBUTOR       DEALERS'
                                                      COMMISSIONS    CONCESSIONS
--------------------------------------------------------------------------------
All Value Fund                                          $ 193,066    $ 1,071,564
Alpha Fund                                                 33,090        187,303
International Fund                                          9,933         54,408

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semi-annually for All Value Fund, and annually for Alpha Fund and International Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended April 30, 2003 and the fiscal year ended October 31, 2002 are as follows:

                                   ALL VALUE FUND              ALPHA FUND
--------------------------------------------------------------------------------
                               4/30/2003    10/31/2002   4/30/2003   10/31/2002
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income             $         -  $    385,013  $       -  $    95,687
  Net long-term capital gains   7,892,897    30,503,256    976,151    6,969,716
--------------------------------------------------------------------------------
Total distributions paid      $ 7,892,897  $ 30,888,269  $ 976,151  $ 7,065,403
--------------------------------------------------------------------------------

                                 INTERNATIONAL FUND
-------------------------------------------------------
                               4/30/2003    10/31/2002
-------------------------------------------------------
Distributions paid from:
  Ordinary income             $ 1,016,334  $          -
  Net long-term capital gains           -             -
-------------------------------------------------------
Total distributions paid      $ 1,016,334  $          -
-------------------------------------------------------

At fiscal year end October 31, 2002, the capital loss carryforwards along with the related expiration dates were as follows:

                                                                        YEARS OF
                                                           AMOUNT     EXPIRATION
--------------------------------------------------------------------------------
All Value Fund                                                  -              -
Alpha Fund                                                      -              -
International Fund                                  $ 124,372,656      2009-2010

As of April 30, 2003, the aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                          GROSS            GROSS             NET
                                     UNREALIZED       UNREALIZED      UNREALIZED
                        TAX COST           GAIN             LOSS     GAIN (LOSS)
--------------------------------------------------------------------------------
All Value Fund     $ 409,852,694   $ 29,550,418    $ (21,214,101)  $   8,336,317
Alpha Fund           150,833,792      6,665,139      (49,426,133)    (42,760,994)
International Fund   100,542,717      9,720,764      (11,945,749)     (2,224,985)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Each Fund may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. As of April 30, 2003, the value of securities loaned for International Fund was $18,867,822. These loans were collateralized by cash of $19,737,952, which was invested in a restricted money market account. Expenses related to securities lending of $38,909 for International Fund are included in other expenses on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Trust's securities if the borrower defaults.

Purchases and sales of investment securities (other than short-term investments) for the six months ended April 30, 2003 are as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
All Value Fund                                      $ 119,912,385   $ 80,027,802
Alpha Fund                                              2,797,313     11,000,000
International Fund                                     29,730,487     36,634,744

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Trust. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.  LINE OF CREDIT

All Value Fund and International Fund, along with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At April 30, 2003, there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six month period.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodian functions and accounting and recordkeeping functions relating to portfolio transactions and calculating the Funds' net asset values.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

These factors can affect the Funds' performance. For a more complete discussion of the risks associated with the Funds, please see the Funds' prospectus.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

                                                  SIX MONTHS ENDED                    YEAR ENDED
ALL VALUE FUND                          APRIL 30, 2003 (UNAUDITED)              OCTOBER 31, 2002
------------------------------------------------------------------------------------------------
CLASS A SHARES                               SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                               7,472,447  $  60,499,545      9,028,388  $  82,077,095
Reinvestment of distributions               479,325      3,949,635      1,585,734     14,985,188
Shares reacquired                        (3,577,502)   (28,826,477)    (4,449,635)   (39,993,514)
------------------------------------------------------------------------------------------------
Increase                                  4,374,270  $  35,622,703      6,164,487  $  57,068,769
------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------
Shares sold                               1,930,507  $  15,300,822      2,524,101  $  22,912,055
Reinvestment of distributions               111,869        903,903        339,730      3,169,677
Shares reacquired                          (678,630)    (5,344,374)    (1,024,461)    (8,863,956)
------------------------------------------------------------------------------------------------
Increase                                  1,363,746  $  10,860,351      1,839,370  $  17,217,776
------------------------------------------------------------------------------------------------
CLASS C SHARES
------------------------------------------------------------------------------------------------
Shares sold                               2,835,475  $  22,489,139      3,775,176  $  34,514,834
Reinvestment of distributions               246,867      1,991,155        955,484      8,876,448
Shares reacquired                        (1,704,453)   (13,393,322)    (2,420,871)   (21,316,561)
------------------------------------------------------------------------------------------------
Increase                                  1,377,889  $  11,086,972      2,309,789  $  22,074,721
------------------------------------------------------------------------------------------------
CLASS P SHARES
------------------------------------------------------------------------------------------------
Shares sold                                  39,383  $     314,170         50,921  $     449,195
Reinvestment of distributions                 1,016          8,336             10             90
Shares reacquired                            (6,210)       (48,533)        (6,077)       (52,369)
------------------------------------------------------------------------------------------------
Increase                                     34,189  $     273,973         44,854  $     396,916
------------------------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
CLASS Y SHARES                         APRIL 30, 2003 (UNAUDITED)*
------------------------------------------------------------------------------------------------
Shares sold                                1,277.14  $      10,000
------------------------------------------------------------------------------------------------
Increase                                   1,277.14  $      10,000
------------------------------------------------------------------------------------------------

* For the period March 31, 2003 to April 30, 2003.

                                                  SIX MONTHS ENDED                    YEAR ENDED
ALPHA FUND                              APRIL 30, 2003 (UNAUDITED)              OCTOBER 31, 2002
------------------------------------------------------------------------------------------------
CLASS A SHARES                               SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                                 755,506  $   7,917,173      1,259,523  $  16,229,854
Reinvestment of distributions                40,092        423,777        217,763      2,887,537
Shares reacquired                        (1,281,584)   (13,330,912)    (1,937,993)   (24,663,884)
------------------------------------------------------------------------------------------------
Decrease                                   (485,986) $  (4,989,962)      (460,707) $  (5,546,493)
------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------
Shares sold                                 141,572  $   1,472,727        338,313  $   4,292,317
Reinvestment of distributions                21,207        219,918        116,826      1,529,252
Shares reacquired                          (389,000)    (4,010,009)      (967,442)   (11,847,822)
------------------------------------------------------------------------------------------------
Decrease                                   (226,221) $  (2,317,364)      (512,303) $  (6,026,253)
------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------
Shares sold                                 102,884  $   1,070,149        313,141  $   3,995,730
Reinvestment of distributions                14,414        149,473         80,483      1,051,913
Shares reacquired                          (293,041)    (3,015,748)      (791,152)    (9,859,822)
------------------------------------------------------------------------------------------------
Decrease                                   (175,743) $  (1,796,126)      (397,528) $  (4,812,179)
------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

                                                  SIX MONTHS ENDED                    YEAR ENDED
INTERNATIONAL FUND                      APRIL 30, 2003 (UNAUDITED)              OCTOBER 31, 2002
------------------------------------------------------------------------------------------------
CLASS A SHARES                               SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                               3,422,393  $  20,908,846     13,459,848  $ 100,658,102
Reinvestment of distributions                58,932        367,146              -              -
Shares reacquired                        (3,625,580)   (22,206,381)   (15,511,892)  (117,292,594)
------------------------------------------------------------------------------------------------
Decrease                                   (144,255) $    (930,389)    (2,052,044) $ (16,634,492)
------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------
Shares sold                                 298,249  $   1,785,373        564,618  $   4,098,278
Reinvestment of distributions                 1,854         11,365              -              -
Shares reacquired                          (298,087)   (1,782,406)       (734,680)    (5,319,485)
------------------------------------------------------------------------------------------------
Increase (decrease)                           2,016  $      14,332       (170,062) $  (1,221,207)
------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------
Shares sold                                 619,231  $   3,743,614      1,392,701  $   9,955,122
Reinvestment of distributions                 7,440         45,314              -              -
Shares reacquired                          (662,974)    (4,030,230)    (1,611,969)   (11,645,242)
------------------------------------------------------------------------------------------------
Decrease                                    (36,303) $    (241,302)      (219,268) $  (1,690,120)
------------------------------------------------------------------------------------------------

CLASS P SHARES
------------------------------------------------------------------------------------------------
Reinvestment of distributions                  .625  $           4              -  $           -
------------------------------------------------------------------------------------------------
Increase                                       .625  $           4              -  $           -
------------------------------------------------------------------------------------------------

CLASS Y SHARES
------------------------------------------------------------------------------------------------
Shares sold                                 197,925  $   1,222,677              -  $           -
Reinvestment of distributions                90,651        572,916              -              -
Shares reacquired                        (1,101,009)    (6,830,335)      (469,370)    (3,419,410)
------------------------------------------------------------------------------------------------
Decrease                                   (812,433) $  (5,034,742)      (469,370) $  (3,419,410)
------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Trust has adopted a policy that allows them to send only one copy of the Funds' prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City MO 64121.

[LORD ABBETT(R) LOGO]


                    This report when not used for the general
                 information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973

                          Lord Abbett Securities Trust
                               Lord Abbett All Value Fund
                               International Series
                               Alpha Series                            LST-3-403
                                                                          (6/03)

[LORD ABBETT LOGO]

   2003
    SEMI-
   ANNUAL
     REPORT
   LORD ABBETT

     MICRO-CAP GROWTH FUND
     MICRO-CAP VALUE FUND


FOR THE SIX MONTHS ENDED APRIL 30, 2003

(Unaudited)
--------------------------------------------------------------------------------
LORD ABBETT MICRO-CAP GROWTH AND MICRO-CAP VALUE
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED APRIL 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund's strategies and performance for the period ended April 30, 2003. On this and the following page, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

MARKET REVIEW(1)

War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last six months, reaching 6.0% by April. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing real spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we continue to expect adequate consumer spending and a renewed capital spending cycle.

LORD ABBETT MICRO-CAP GROWTH FUND

For the six months ended April 30, 2003, Lord Abbett Micro-Cap Growth Fund returned 6.9%(2), underperforming the Russell 2000(R) Growth Index(3), which returned 7.7% over the same period. Standardized Average Annual Total Returns(4) for 1 year and the life of the Fund(5) are -37.14% and -20.72%, respectively as of March 31, 2003.

     Stock selection within the financial sector boosted returns for the period, as the Fund's holdings benefited from strong net income and revenue growth. In addition, positions in the information technology sector added to Fund returns, from strong sales growth in makers of supercomputers.

     The largest detractor from performance was stock selection in the healthcare sector where companies in the

(Unaudited)
--------------------------------------------------------------------------------

laboratory testing services sector performed poorly as the company wrestled with a slower growing sales and lower profits. Stock selection in the telecom industry also hurt the Fund's performance for the quarter.

LORD ABBETT MICRO-CAP VALUE FUND

For the six months ended April 30, 2003, Lord Abbett Micro-Cap Value Fund returned 4.3%(2), underperforming the Russell 2000(R) Value Index(6), which returned 7.4% over the same period. Standardized Average Annual Total Returns(4) for 1 year and the life of the Fund(5) are -26.88% and 10.45%, respectively as of March 31, 2003.

     Stock selection in the information technology sector was the largest positive contributor to the Fund for the period. Specifically, companies that provide information management technology management in the dental industry performed well. In addition, in the materials sector, stock selection added to performance.

     Detracting from the Fund's performance for the period was stock selection in the consumer discretionary and energy sector.

(1) The views of the Trust's management and the portfolio holdings described in this report are as of April 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six months ended April 30, 2003.

(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(4) Reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.

(5) Inception date for Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund is May 1, 2000.

(6) Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds please see the Funds' Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.
The Funds are actively managed and, as a result, asset allocation may change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 888-522-2388 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICRO-CAP GROWTH FUND APRIL 30, 2003

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS 90.68%

BANKS 1.44%
Online Resources Corp.*                                      13,500   $       44
                                                                      ----------

BIOTECHNOLOGY RESEARCH & PRODUCTION 2.12%
Regeneration Technologies, Inc.*                              6,500           65
                                                                      ----------

CASINOS & GAMBLING 4.96%
Multimedia Games, Inc.*                                       3,300           83
Shuffle Master, Inc.*                                         3,000           69
                                                                      ----------
TOTAL                                                                        152
                                                                      ----------

COMMERCIAL INFORMATION SERVICES 2.51%
Looksmart, Ltd.*                                             22,900           77
                                                                      ----------

COMMUNICATIONS TECHNOLOGY 3.00%
Integral Technologies, Inc.*                                104,000           92
                                                                      ----------

COMPUTER SERVICES SOFTWARE & SYSTEMS 3.75%
Digitas, Inc.*                                               11,200           45
eCollege.com, Inc.*                                          12,000           70
                                                                      ----------
TOTAL                                                                        115
                                                                      ----------

COMPUTER TECHNOLOGY 1.50%
Cray, Inc.*                                                   6,100           46
                                                                      ----------

CONSUMER ELECTRONICS 3.10%
Concur Technologies, Inc.*                                    8,600           52
Euniverse, Inc.*                                             11,300           43
                                                                      ----------
TOTAL                                                                         95
                                                                      ----------

DIVERSIFIED MANUFACTURING 1.70%
Armor Holdings, Inc.*                                         4,300           52
                                                                      ----------

DRUGS & PHARMACEUTICALS 8.12%
Bradley Pharm, Inc.*                                          4,200   $       60
D&K Healthcare Resources                                      8,200          108
SFBC Int'l., Inc.*                                            5,200           81
                                                                      ----------
TOTAL                                                                        249
                                                                      ----------

ELECTRONICS 3.23%
CompuDyne Corp.*                                              6,200           43
Drexler Tech Corp.*                                           3,500           56
                                                                      ----------
TOTAL                                                                         99
                                                                      ----------

ELECTRONICS: MEDICAL SYSTEMS 5.74%
eResearch Technology Inc*                                     2,700           81
PracticeWorks, Inc.*                                          8,100           95
                                                                      ----------
TOTAL                                                                        176
                                                                      ----------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 2.51%
Microsemi Corp.*                                              6,600           77
                                                                      ----------

ELECTRONICS: TECHNOLOGY 1.30%
Identix, Inc*                                                 8,218           40
                                                                      ----------

ENGINEERING & CONTRACTING SERVICES 1.73%
The Keith Cos., Inc.*                                         4,800           53
                                                                      ----------

HEALTH & PERSONAL CARE 3.10%
Bio-Reference Labs, Inc.*                                    10,800           51
Matria Healthcare, Inc.*                                      3,525           44
                                                                      ----------
TOTAL                                                                         95
                                                                      ----------

HEALTHCARE MANAGEMENT SERVICES 3.07%
MIM Corp.*                                                    7,400           54
Vitalworks, Inc.*                                            11,300           40
                                                                      ----------
TOTAL                                                                         94
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP GROWTH FUND APRIL 30, 2003

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
HOUSEHOLD FURNISHINGS 3.00%
Select Comfort Corp.*                                         6,800   $       92
                                                                      ----------

LEISURE TIME 2.77%
Action Performance Co., Inc.                                  4,600           85
                                                                      ----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 8.45%
BioSource Int'l., Inc.*                                      15,500           89
Conceptus, Inc.*                                              4,700           49
Neogen Corp.*                                                 3,000           49
Novoste Corp.*                                                9,400           72
                                                                      ----------
TOTAL                                                                        259
                                                                      ----------

MEDICAL SERVICES 1.21%
Pediatric Services of America*                                7,700           37
                                                                      ----------

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY 1.76%
Danka Business Systems plc ADR*(a)                           13,800           54
                                                                      ----------

OFFICE FURNITURE & BUSINESS EQUIPMENT 1.24%
Insignia Systems, Inc.*                                       6,300           38
                                                                      ----------

RESTAURANTS 0.46%
Champps Entertainment, Inc.*                                  2,700           14
                                                                      ----------

RETAIL 9.62%
A.C. Moore Arts & Crafts, Inc.*                               7,800          134
Sonic Automotive, Inc.*                                       4,000           69
The Gymboree Corp.*                                           5,500           92
                                                                      ----------
TOTAL                                                                        295
                                                                      ----------

SERVICES: COMMERCIAL 7.76%
Exponent, Inc.*                                               4,200   $       58
FirstService Corp.*(a)                                        2,200           27
Opinion Research Corp.*                                       8,100           41
Raindance Comm, Inc.*                                        17,100           51
Startek, Inc.*                                                2,200           61
                                                                      ----------
TOTAL                                                                        238
                                                                      ----------

TELECOMMUNICATIONS EQUIPMENT 1.53%
CellStar Corp.*                                               8,200           47
                                                                      ----------

TOTAL COMMON STOCKS
  (Cost $2,906,338)                                                        2,780
                                                                      ==========

                                                          PRINCIPAL
                                                             AMOUNT
                                                              (000)
                                                          ---------
SHORT-TERM INVESTMENT 8.41%

REPURCHASE AGREEMENT 8.41%
Repurchase Agreement dated 4/30/2003 1.27% due
  5/1/2003 from State Street Bank & Trust Co.
  collateralized by $265,000 of Federal Home Loan
  Mortgage Corp. at 1.37% due 5/3/2004; value
  $265,151; proceeds: $257,722
  (Cost $257,713)                                         $     258          258
                                                                      ==========

TOTAL INVESTMENTS 99.09%
  (Cost $3,164,051)                                                   $    3,038
                                                                      ==========

  *  Non-Income Producing Security.
(a)  Foreign security denominated in U.S. dollars.
ADR-American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICRO-CAP VALUE FUND APRIL 30, 2003

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS 93.69%

AIR TRANSPORTATION 2.17%
Frontier Airlines, Inc.*                                     10,500   $       64
Offshore Logistics, Inc.*                                     3,500           66
                                                                      ----------
TOTAL                                                                        130
                                                                      ----------

AUTO COMPONENTS 6.13%
Wabash National Corp.*                                       39,200          368
                                                                      ----------

AUTO PARTS: AFTER MARKET 2.50%
Keystone Automotive Industries, Inc.*                         8,200          150
                                                                      ----------

BANKS 1.72%
Hanmi Financial Corp.                                         6,158          103
                                                                      ----------

CHEMICALS 1.30%
Quaker Chemical Corp.                                         3,500           78
                                                                      ----------

COMMUNICATIONS TECHNOLOGY 0.85%
Bel Fuse, Inc. Class A*                                       3,000           51
                                                                      ----------

COMPUTER SERVICES SOFTWARE & SYSTEMS 3.52%
Datastream Systems, Inc.*                                     7,000           61
MICROS Systems, Inc.*                                         6,000          150
OpticNet, Inc.*                                                 300           --(a)
                                                                      ----------
TOTAL                                                                        211
                                                                      ----------

COMPUTER TECHNOLOGY 2.88%
Concurrent Computer Corp*                                    27,000           55
Fargo Electronics*                                           12,000          118
                                                                      ----------
TOTAL                                                                        173
                                                                      ----------

CONSTRUCTION 1.71%
Modtech Holdings, Inc.*                                      12,700          103
                                                                      ----------

CONTAINERS & PACKAGING: METAL & GLASS 0.78%
Mobile Mini, Inc.*                                            3,000   $       47
                                                                      ----------

CONTAINERS & PACKAGING: PAPER & PLASTIC 0.25%
AEP Industries, Inc.*                                         2,100           15
                                                                      ----------

DRUGS & PHARMACEUTICALS 2.08%
SFBC Int'l., Inc.*                                            8,000          125
                                                                      ----------

ELECTRICAL EQUIPMENT & COMPONENTS 1.17%
Powell Industries, Inc.*                                      5,000           70
                                                                      ----------

ELECTRONICS 1.22%
BEI Technologies, Inc.                                        8,500           73
                                                                      ----------

ELECTRONICS: MEDICAL SYSTEMS 3.53%
PracticeWorks, Inc.*                                         18,000          212
                                                                      ----------

ENGINEERING & CONTRACTING SERVICES 1.23%
Michael Baker Corp.*                                          8,400           74
                                                                      ----------

FERTILIZERS 0.78%
Lesco, Inc.*                                                  4,500           47
                                                                      ----------

FINANCIAL MISCELLANEOUS 1.23%
Financial Federal Corp.*                                      3,300           74
                                                                      ----------

FUNERAL PARLORS & CEMETERY 2.42%
Carriage Services, Inc.*                                     19,000           70
Rock of Ages Corp.                                           12,500           75
                                                                      ----------
TOTAL                                                                        145
                                                                      ----------

HEALTHCARE MANAGEMENT SERVICES 3.97%
American Dental Partners, Inc.*                              12,000          105
Sierra Health Services, Inc.*                                 8,000          133
                                                                      ----------
TOTAL                                                                        238
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP VALUE FUND APRIL 30, 2003

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
HOTEL/MOTEL 2.13%
The Marcus Corp.                                              9,000   $      128
                                                                      ----------

HOUSEHOLD EQUIPMENT & PRODUCTS 1.47%
Craftmade Int'l., Inc.                                        6,000           88
                                                                      ----------

HOUSEHOLD FURNISHINGS 0.93%
Haverty Furniture Cos., Inc.                                  4,000           56
                                                                      ----------

IDENTIFICATION CONTROL & FILTER DEVICES 1.78%
ESCO Technologies, Inc.*                                      1,800           71
Robbins & Myers, Inc.                                         2,100           36
                                                                      ----------
TOTAL                                                                        107
                                                                      ----------

INSURANCE: PROPERTY-CASUALTY 1.78%
The Navigators Group, Inc.*                                   4,000          107
                                                                      ----------

MACHINERY: INDUSTRIAL/SPECIALTY 2.92%
Summa Industries, Inc.*                                      11,000           84
Tennant Co.                                                     600           20
Twin Disc, Inc.                                               6,000           71
                                                                      ----------
TOTAL                                                                        175
                                                                      ----------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.02%
Lufkin Industries, Inc.                                       1,100           25
Universal Compression Hldgs., Inc.*                           2,000           36
                                                                      ----------
TOTAL                                                                         61
                                                                      ----------

MACHINERY: SPECIALTY 1.23%
Quipp, Inc.*                                                  7,500           74
                                                                      ----------

METAL FRABRICATING 1.25%
NN, Inc.                                                      7,000           75
                                                                      ----------

MISCELLANEOUS MATERIALS & PROCESSING 0.83%
Rogers Corp.*                                                 1,500   $       50
                                                                      ----------

OFFSHORE DRILLING 1.92%
TMBR/Sharp Drilling, Inc.*                                    6,000          115
                                                                      ----------

OIL: CRUDE PRODUCERS 0.52%
Stone Energy Corp.*                                             874           31
                                                                      ----------

OIL: INTEGRATED DOMESTIC 1.35%
Pioneer Drilling Co.*                                        21,000           81
                                                                      ----------

POLLUTION CONTROL AND ENVIRONMENTAL SERVICES 3.25%
Headwaters, Inc.*                                             6,000           98
Team, Inc.*                                                  14,000           97
                                                                      ----------
TOTAL                                                                        195
                                                                      ----------

RAILROADS 1.27%
Genesee & Wyoming, Inc. Class A*                              4,425           76
                                                                      ----------

REAL ESTATE INVESTMENT TRUSTS 3.22%
Agree Realty Corp.                                            3,900           81
Lasalle Hotel Properties                                      8,000          112
                                                                      ----------
TOTAL                                                                        193
                                                                      ----------

RENTAL & LEASING SERVICES: COMMERCIAL 1.13%
Interpool, Inc.                                               4,500           68
                                                                      ----------

RETAIL 7.58%
Hibbett Sporting Goods, Inc.*                                 3,000           82
Mothers Work, Inc.*                                           4,400          110
Sharper Image Corp.*                                          3,500           69
The Gymboree Corp.*                                           5,800           97
Ultimate Electronics Inc*                                     7,500           63

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP VALUE FUND APRIL 30, 2003

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
United Retail Group Inc.*                                    23,000   $       34
                                                                      ----------
TOTAL                                                                        455
                                                                      ----------

SERVICES: COMMERCIAL 3.77%
Ambassadors Int'l., Inc.*                                     3,000           38
Exponent, Inc.*                                               5,500           76
Monro Muffler Brake, Inc.*                                    5,000          112
                                                                      ----------
TOTAL                                                                        226
                                                                      ----------

SHOES 0.78%
Vans, Inc.*                                                  10,000           47
                                                                      ----------

TELECOMMUNICATIONS EQUIPMENT 2.50%
Arris Group Inc*                                             18,500           72
C-Cor.Net Corp.*                                             22,900           78
                                                                      ----------
TOTAL                                                                        150
                                                                      ----------

TEXTILE PRODUCTS 0.42%
Quaker Fabric Corp.                                           4,000           25
                                                                      ----------

TEXTILES APPAREL MANUFACTURERS 1.62%
Phillips-Van Heusen Corp.                                     7,300           97
                                                                      ----------

TOBACCO 1.57%
Dimon, Inc.                                                  14,300           94
                                                                      ----------

TRUCKERS 3.13%
Covenant Transport, Inc.*                                     6,600          120
Heartland Express, Inc.*                                      2,956           68
                                                                      ----------
TOTAL                                                                        188
                                                                      ----------

UTILITIES: GAS DISTRIBUTORS 1.65%
Chesapeake Utilities Corp.                                    5,000           99
                                                                      ----------

UTILITIES: MISCELLANEOUS 1.23%
Waste Industries USA, Inc.*                                  11,000           74
                                                                      ----------

TOTAL COMMON STOCKS
  (Cost $5,021,538)                                                        5,622
                                                                      ==========

                                                          PRINCIPAL
                                                             AMOUNT        VALUE
INVESTMENTS                                                   (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 7.04%

REPURCHASE AGREEMENT 7.04%
Repurchase Agreement dated 4/30/2003 1.27% due
  5/1/2003 from State Street Bank & Trust Co.
  collateralized by $425,000 of Federal Home Loan
  Mortgage Corp. at 3.50% due 2/20/2004; value
  $435,571; proceeds: $422,381.
  (Cost $422,367)                                         $     422   $      422
                                                                      ==========
TOTAL INVESTMENTS 100.73%
  (Cost $5,443,905)                                                   $    6,044
                                                                      ==========

  *  Non-Income Producing Security.
(a)  Value is less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2003

                                                                        MICRO-CAP        MICRO-CAP
                                                                      GROWTH FUND       VALUE FUND
ASSETS:
   Investment in securities, at cost                                $   3,164,051    $   5,443,905
--------------------------------------------------------------------------------------------------
   Investment in securities, at value                               $   3,037,955    $   6,043,963
   Receivables:
     Interest and dividends                                                     9            1,920
     Investment securities sold                                           363,681          425,226
     From Lord, Abbett & Co. LLC                                            9,544                -
   Prepaid expenses and other assets                                           15               63
--------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                         3,411,204        6,471,172
--------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                      323,645          422,366
     Capital shares reacquired                                                  -            3,710
     Management fees                                                        3,619            7,108
     12b-1 distribution fees                                                3,410            6,457
     Administration fees                                                      317            6,367
     Trustees' fees                                                            90               92
     To Lord, Abbett & Co. LLC                                                  -            6,007
   Accrued expenses and other liabilities                                  13,748           18,901
--------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                      344,829          471,008
==================================================================================================
NET ASSETS                                                          $   3,066,375    $   6,000,164
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $   4,130,153    $   5,341,459
Distributions in excess of net investment income                          (14,887)          (7,684)
Accumulated net realized gain (loss) on investments                      (922,795)          66,331
Net unrealized appreciation (depreciation) on investments                (126,096)         600,058
--------------------------------------------------------------------------------------------------
NET ASSETS                                                          $   3,066,375    $   6,000,164
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $   3,060,396    $   5,984,593
Class Y Shares                                                      $       5,979    $      15,571

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                            380,897          385,033
Class Y Shares                                                                739              999

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $        8.03    $       15.54
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                     $        8.52    $       16.49
Class Y Shares-Net asset value                                      $        8.09    $       15.59
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended April 30, 2003

                                                                        MICRO-CAP        MICRO-CAP
                                                                      GROWTH FUND       VALUE FUND
INVESTMENT INCOME:
Dividends                                                           $       1,062    $      23,353
Interest                                                                    1,275            1,972
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     2,337           25,325
--------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                            21,453           42,908
12b-1 distribution plan-Class A                                             4,995            9,987
Shareholder servicing                                                       1,819            2,596
Market Data                                                                    19               36
Professional                                                                4,698            2,950
Reports to shareholders                                                     1,979            4,182
Fund accounting                                                             7,644            2,656
Fund administration                                                           381              759
Custody                                                                     1,617            2,762
Trustees' fees                                                                 34               65
Registration                                                                2,202            1,021
Other                                                                       2,460                -
--------------------------------------------------------------------------------------------------
Gross expenses                                                             49,301           69,922
   Expense reductions                                                         (38)             (50)
   Management fee waived                                                  (11,625)         (23,270)
   Expenses assumed by Lord, Abbett & Co. LLC                             (20,414)         (12,181)
--------------------------------------------------------------------------------------------------
NET EXPENSES                                                               17,224           34,421
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     (14,887)          (9,096)
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                  (325,954)          66,360
Net change in unrealized appreciation/depreciation on investments         528,968          176,851
==================================================================================================
NET REALIZED AND UNREALIZED GAIN                                          203,014          243,211
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $     188,127    $     234,115
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended April 30, 2003

                                                                        MICRO-CAP        MICRO-CAP
INCREASE IN NET ASSETS                                                GROWTH FUND       VALUE FUND
OPERATIONS:
Net investment loss                                                 $     (14,887)   $      (9,096)
Net realized gain (loss) on investments                                  (325,954)          66,360
Net change in unrealized appreciation/depreciation on investments         528,968          176,851
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      188,127          234,115
==================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                      -          (18,897)
   Class Y                                                                      -             (107)
Net realized gain
   Class A                                                                      -         (222,077)
   Class Y                                                                      -             (596)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                             -         (241,677)
==================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                         280,193          400,308
Reinvestment of distributions                                                   -          239,810
Cost of shares reacquired                                                (105,896)         (89,139)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                174,297          550,979
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                362,424          543,417
==================================================================================================
NET ASSETS:
Beginning of period                                                     2,703,951        5,456,747
--------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $   3,066,375    $   6,000,164
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $     (14,887)   $      (7,684)
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2002

                                                                        MICRO-CAP        MICRO-CAP
INCREASE IN NET ASSETS                                                GROWTH FUND       VALUE FUND
OPERATIONS:
Net investment income (loss)                                        $      (7,717)   $      19,032
Net realized gain (loss) on investments                                  (469,113)         222,672
Net change in unrealized appreciation/depreciation on investments        (320,647)         (60,598)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          (797,477)         181,106
==================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                 (1,960)         (14,974)
   Class Y                                                                    (25)             (71)
Net realized gain
   Class A                                                                      -         (223,636)
   Class Y                                                                      -             (650)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        (1,985)        (239,331)
==================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                       1,617,928        1,842,286
Reinvestment of distributions                                               1,547          237,716
Cost of shares reacquired                                                (388,684)      (1,468,390)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS              1,230,791          611,612
==================================================================================================
NET INCREASE IN NET ASSETS                                                431,329          553,387
==================================================================================================
NET ASSETS:
Beginning of year                                                       2,272,622        4,903,360
--------------------------------------------------------------------------------------------------
END OF YEAR                                                         $   2,703,951    $   5,456,747
==================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                 $           -    $      20,416
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP GROWTH FUND

                                                             SIX MONTHS
                                                                ENDED                YEAR ENDED 10/31             5/1/2000(c)
                                                              4/30/2003         --------------------------            TO
                                                             (UNAUDITED)          2002             2001           10/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                         $      7.51        $    9.49        $   13.18        $     16.76
                                                             ===========        =========        =========        ===========

Investment operations
  Net investment income (loss)                                      (.04)(a)         (.02)(a)            -(a)(f)         (.01)(a)
  Net realized and unrealized gain (loss)                            .56            (1.95)           (1.34)             (3.57)
                                                             -----------        ---------        ---------        -----------
    Total from investment operations                                 .52            (1.97)           (1.34)             (3.58)
                                                             -----------        ---------        ---------        -----------

Distributions to shareholders from:
  Net investment income                                                -             (.01)            (.01)                 -
  Net realized gain                                                    -                -            (2.34)                 -
                                                             -----------        ---------        ---------        -----------
    Total distributions                                                -             (.01)           (2.35)                 -
                                                             -----------        ---------        ---------        -----------

NET ASSET VALUE, END OF PERIOD                               $      8.03        $    7.51        $    9.49        $     13.18
                                                             ===========        =========        =========        ===========
Total Return(b)                                                     6.92%(e)       (20.81)%         (11.30)%           (21.36)%(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                  .60%(e)          .38%             .38%               .18%(e)
  Expenses, excluding waiver and expense reductions                 1.71%(e)         2.99%            4.02%              1.36%(e)
  Net investment income (loss)                                      (.52)%(e)        (.24)%            .04%              (.04)%(e)

                                                             SIX MONTHS
                                                                ENDED                YEAR ENDED 10/31             5/1/2000(c)
                                                              4/30/2003         --------------------------            TO
SUPPLEMENTAL DATA:                                           (UNAUDITED)         2002           2001              10/31/2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                            $     3,060        $   2,698        $   2,266        $     2,160
  Portfolio turnover rate                                          47.31%           34.08%           80.17%            103.33%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP GROWTH FUND

                                                    SIX MONTHS
                                                       ENDED                     YEAR ENDED 10/31                 12/15/1998(d)
                                                     4/30/2003       ----------------------------------------          TO
                                                    (UNAUDITED)        2002             2001           2000         10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $      7.55      $   9.52        $  13.21        $  12.57     $       10.00
                                                    ===========      ========        ========        ========     =============

Investment operations
  Net investment income (loss)                             (.03)(a)       .01(a)          .04(a)          .04(a)            .02(a)
  Net realized and unrealized gain (loss)                   .57         (1.95)          (1.35)           1.73              2.55
                                                    -----------      --------        --------        --------     -------------
    Total from investment operations                        .54         (1.94)          (1.31)           1.77              2.57
                                                    -----------      --------        --------        --------     -------------

Distributions to shareholders from:
  Net investment income                                       -          (.03)           (.04)           (.02)                -
  Net realized gain                                           -             -           (2.34)          (1.11)                -
                                                    -----------      --------        --------        --------     -------------
    Total distributions                                       -          (.03)          (2.38)          (1.13)                -
                                                    -----------      --------        --------        --------     -------------
NET ASSET VALUE, END OF PERIOD                      $      8.09      $   7.55        $   9.52        $  13.21     $       12.57
                                                    ===========      ========        ========        ========     =============
Total Return(b)                                            7.15%(e)    (20.42)%        (11.00)%         14.48%            25.70%(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense
    reductions                                              .43%(e)       .00%            .00%            .00%              .00%(e)
  Expenses, excluding waiver and expense
    reductions                                             1.54%(e)      2.61%           3.64%           2.33%             1.71%(e)
  Net investment income (loss)                             (.35)%(e)      .14%            .42%            .22%              .19%(e)

                                                    SIX MONTHS
                                                       ENDED                     YEAR ENDED 10/31                 12/15/1998(d)
                                                     4/30/2003       ----------------------------------------          TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)        2002             2001           2000         10/31/1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $         6      $      6        $      7        $      8     $       1,404
  Portfolio turnover rate                                 47.31%        34.08%          80.17%         103.33%            41.18%
===============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Commencement of investment operations.
(e) Not annualized.
(f) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP VALUE FUND

                                                             SIX MONTHS
                                                                ENDED                YEAR ENDED 10/31             5/1/2000(c)
                                                              4/30/2003         --------------------------            TO
                                                             (UNAUDITED)          2002             2001           10/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                         $     15.56        $   15.68        $   15.90        $     13.13
                                                             ===========        =========        =========        ===========

Investment operations
  Net investment income (loss)                                      (.02)(a)          .05(a)           .10(a)             .07(a)
  Net realized and unrealized gain                                   .68              .60             2.20               2.70
                                                             -----------        ---------        ---------        -----------
    Total from investment operations                                 .66              .65             2.30               2.77
                                                             -----------        ---------        ---------        -----------

Distributions to shareholders from:
  Net investment income                                             (.05)            (.05)            (.14)                 -
  Net realized gain                                                 (.63)            (.72)           (2.38)                 -
                                                             -----------        ---------        ---------        -----------
    Total distributions                                             (.68)            (.77)           (2.52)                 -
                                                             -----------        ---------        ---------        -----------
NET ASSET VALUE, END OF PERIOD                               $     15.54        $   15.56        $   15.68        $     15.90
                                                             ===========        =========        =========        ===========
Total Return(b)                                                     4.28%(e)         4.12%           17.16%             21.10%(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                  .61%(e)          .38%             .38%               .17%(e)
  Expenses, excluding waiver and expense reductions                 1.22%(e)         2.76%            3.08%              1.50%(e)
  Net investment income (loss)                                     (.17)%(e)          .31%             .64%               .49%(e)

                                                             SIX MONTHS
                                                                ENDED                YEAR ENDED 10/31             5/1/2000(c)
                                                              4/30/2003         --------------------------            TO
SUPPLEMENTAL DATA:                                           (UNAUDITED)          2002             2001           10/31/2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                            $     5,985        $   5,442        $   4,889        $     2,032
  Portfolio turnover rate                                          21.48%           36.02%           52.63%             82.02%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP VALUE FUND

                                                    SIX MONTHS
                                                       ENDED                        YEAR ENDED 10/31              12/15/1998(d)
                                                     4/30/2003         --------------------------------------           TO
                                                    (UNAUDITED)           2002         2001           2000         10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $     15.63        $   15.72     $  15.92        $  10.75     $       10.00
                                                    ===========        =========     ========        ========     =============

Investment operations
  Net investment income                                       -(a)(f)        .12(a)       .16(a)          .14(a)            .12(a)
  Net realized and unrealized gain                          .70              .59         2.19            5.19               .63
                                                    -----------        ---------     --------        --------     -------------
    Total from investment operations                        .70              .71         2.35            5.33               .75
                                                    -----------        ---------     --------        --------     -------------

Distributions to shareholders from:
  Net investment income                                    (.11)            (.08)        (.17)           (.09)                -
  Net realized gain                                        (.63)            (.72)       (2.38)           (.07)                -
                                                    -----------        ---------     --------        --------     -------------
    Total distributions                                    (.74)            (.80)       (2.55)           (.16)                -
                                                    -----------        ---------     --------        --------     -------------
NET ASSET VALUE, END OF PERIOD                      $     15.59        $   15.63     $  15.72        $  15.92     $       10.75
                                                    ===========        =========     ========        ========     =============
Total Return(b)                                            4.53%(e)         4.51%       17.48%          50.12%             7.60%(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense
    reductions                                              .44%(e)          .00%         .00%            .00%              .00%(e)
  Expenses, excluding waiver and expense
    reductions                                             1.05%(e)         2.38%        2.70%           2.50%             1.80%(e)
  Net investment income                                     .00%(e)(g)       .69%        1.02%           1.15%             1.08%(e)

                                                    SIX MONTHS
                                                       ENDED                        YEAR ENDED 10/31              12/15/1998(d)
                                                     4/30/2003         --------------------------------------           TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)           2002         2001           2000         10/31/1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $        15        $      15     $     14        $     12     $       1,152
  Portfolio turnover rate                                 21.48%           36.02%       52.63%          82.02%            30.38%
===============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Commencement of investment operations.
(e) Not annualized.
(f) Amount is less than $.01.
(g) Amount is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of five funds. This report covers the following two Funds and their respective classes (separately, a "Fund" and collectively, the "Funds"):
Lord Abbett Micro-Cap Growth Fund ("Micro-Cap Growth Fund"), Class A and Y shares and Lord Abbett Micro-Cap Value Fund ("Micro-Cap Value Fund"), Class A and Y shares.

The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of Class Y shares, although there may be a contingent deferred sales charge ("CDSC") for certain redemptions of Class A shares made with in 24 months following any purchases made without a sales charge.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the funds within the Trust on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear all expenses and fees relating to its 12b-1 Distribution Plan.

(f) REPURCHASE AGREEMENT-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at an annual rate of 1.50%.

For the six months ended April 30, 2003, Lord Abbett voluntarily waived its management fees and assumed other expenses as follows:

                                                    VOLUNTARY
                                                   MANAGEMENT              OTHER
                                                   FEE WAIVER           EXPENSES
--------------------------------------------------------------------------------
Micro-Cap Growth Fund                                     .40%               .89%
Micro-Cap Value Fund                                      .40%               .21%

Lord Abbett may stop waiving its management fee and assuming other expenses at any time.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This will result in Lord Abbett paying Fund Accounting expenses that were previously charged to the Funds.

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan (the "Plan") with respect to the Class A shares of the Micro-Cap Growth Fund and Micro-Cap Value Fund pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily based upon the average daily net assets of Class A at an annual rate of .25% and .10%, respectively.

Class Y does not have a distribution plan.

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed net investment income and net, realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended April 30, 2003, and the fiscal year ended October 31, 2002 are as follows:

                                   MICRO-CAP GROWTH FUND      MICRO-CAP VALUE FUND
----------------------------------------------------------------------------------
                                4/30/2003     10/31/2002   4/30/2003    10/31/2002
----------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                      --     $    1,985   $  19,004    $  165,092
  Net long term capital gains          --              -     222,673        74,239
----------------------------------------------------------------------------------
Total distributions                    --          1,985     241,677       239,331
----------------------------------------------------------------------------------
Total distributions paid               --     $    1,985   $ 241,677    $  239,331
----------------------------------------------------------------------------------

At fiscal year end October 31, 2002, the capital loss carryforwards along with the related expiration dates were as follows:

                                                                        YEARS OF
                                                           AMOUNT     EXPIRATION
--------------------------------------------------------------------------------
Micro-Cap Growth                                      $   596,841   2009 to 2010
Micro-Cap Value                                                --             --

As of April 30, 2003, each Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                           GROSS           GROSS             NET
                                      UNREALIZED      UNREALIZED      UNREALIZED
                        TAX COST            GAIN            LOSS     GAIN (LOSS)
--------------------------------------------------------------------------------
Micro-Cap Growth     $ 3,164,051     $   342,678    $   (468,774)   $   (126,096)
Micro-Cap Value        5,442,465       1,017,825        (416,327)        601,498

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the six months ended April 30, 2003:

                                                       PURCHASES           SALES
--------------------------------------------------------------------------------
Micro-Cap Growth                                    $  1,321,508    $  1,273,906
Micro-Cap Value                                        1,485,099       1,172,466

6. TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodian functions and the accounting and recordkeeping functions relating to portfolio transactions and calculating the Trusts' net asset values.

9. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, and the particular risks associated with micro-cap and growth or value stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of the Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time. These factors can affect the Funds' performance.

For a more complete discussion of the risks associated with the Funds, please see the Funds' prospectus.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

                                            SIX MONTHS ENDED                 YEAR ENDED
MICRO-CAP GROWTH                  APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002
---------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES         AMOUNT      SHARES         AMOUNT
---------------------------------------------------------------------------------------
SHARES SOLD                            36,494   $    280,193     160,649   $  1,617,928
REINVESTMENT OF DISTRIBUTIONS               -              -         151          1,522
SHARES REACQUIRED                     (14,781)      (105,896)    (40,426)      (388,684)
---------------------------------------------------------------------------------------
INCREASE                               21,713   $    174,297     120,374   $  1,230,766
---------------------------------------------------------------------------------------

CLASS Y SHARES
---------------------------------------------------------------------------------------
REINVESTMENT OF DISTRIBUTIONS               -              -       2.510   $         25
---------------------------------------------------------------------------------------
INCREASE                                    -              -       2.510   $         25
---------------------------------------------------------------------------------------

                                            SIX MONTHS ENDED                 YEAR ENDED
MICRO-CAP VALUE                   APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002
---------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES         AMOUNT      SHARES         AMOUNT
---------------------------------------------------------------------------------------
SHARES SOLD                            25,535   $    400,308     111,635   $  1,842,286
REINVESTMENT OF DISTRIBUTIONS          15,557        239,107      15,261        237,001
SHARES REACQUIRED                      (5,874)       (89,139)    (88,986)    (1,468,390)
---------------------------------------------------------------------------------------
INCREASE                               35,218   $    550,276      37,910   $    610,897
---------------------------------------------------------------------------------------

CLASS Y SHARES
---------------------------------------------------------------------------------------
REINVESTMENT OF DISTRIBUTIONS              46   $        703          46   $        715
---------------------------------------------------------------------------------------
INCREASE                                   46   $        703          46   $        715
---------------------------------------------------------------------------------------

All of the outstanding capital shares of Micro-Cap Growth Fund and Micro-Cap Value Fund are held by Lord Abbett and partners and employees of Lord Abbett.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT LOGO]


                   This report when not used for the general
                 information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973

          Lord Abbett Securities Trust
                Lord Abbett Micro-Cap Growth Fund
                Lord Abbett Micro-Cap Value Fund                      LAMC-3-403
                                                                            6/03

ITEM 2: Code of Ethics.
                  Not applicable

ITEM 3: Audit Committee Financial Expert.
                  Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Controls and Procedures.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of June 18, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b):

   (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.
   (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     LORD ABBETT SECURITIES TRUST


                                     /s/ ROBERT S. DOW
                                     -----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President





                                     /s/ JOAN A. BINSTOCK
                                     --------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President

Date:  June 18, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     LORD ABBETT SECURITIES TRUST


                                     /s/ ROBERT S. DOW
                                     -----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President





                                     /s/ JOAN A. BINSTOCK
                                     --------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President

Date:  June 18, 2003